UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

----------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04033

----------

Sit Mutual Funds II, Inc.

(Exact name of registrant as specified in charter)

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Address of principal executive offices)

Paul E. Rasmussen, VP Treasurer

Sit Mutual Funds, Inc.

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Copy to:

Mike Radmer, Esq.

Dorsey & Whitney

Suite 1500

50 South Sixth Street

Minneapolis, MN 55402-1498

Registrant’s telephone number, including area code:

(612) 332-3223

Date of fiscal year end: March 31, 2017

Date of reporting period: September 30, 2016

Item 1:  Reports to Stockholders

Semi-Annual Report
September 30, 2016
U.S. Government Securities Fund
Quality Income Fund
Tax-Free Income Fund
Minnesota Tax-Free Income Fund
Sit Mutual Funds

Sit Mutual Funds BOND FUNDS SEMI-ANNUAL REPORT TABLE OF CONTENTS

This document must be preceded or accompanied by a Prospectus.

CHAIRMAN’S LETTER

November 2, 2016

Dear fellow shareholders:

During the six month period ended September 30, 2016, U.S. fixed-income markets exhibited modest trading volatility with positive overall performance. The 30-year U.S. Treasury bond yielded 2.32% at the close of September, which was down 29 basis points from March. Short Treasury yields exhibited very little net movement over the six month period, so nearly all curve flattening coincided with rates moving down on the long end of the curve.

All taxable sectors posted positive returns for the six months ending September 30, 2016. Corporate bonds were the best performing sector, with lower quality bonds outperforming their higher rated counterparts, demonstrating an increase in investor confidence and return to a risk-on environment. Government Agency mortgage-backed securities modestly outperformed benefitting from a period of relatively stable prepayment.

The tax-exempt yield curve underwent a more significant flattening, as short yields increased and long yields decreased. AAA-rated, 30-year general obligation bonds yielded 2.31% at the end of September, 38 basis points lower than six months prior. Municipal bond fund flows posted 52 consecutive weeks of inflows through the end of September. These strong, positive inflows have helped to absorb the robust level of issuance in 2016 which has totaled an estimated $335 billion through September (6% increase from 2015). The 2016 calendar year is on pace to end at just under $440 billion of total issuance, and may end up at the highest annual level on record. Refunding bonds have made up over half of municipal bond issuance in 2016 and refunding activity is expected to continue to be strong in the near term, even if rates continue to rise modestly.

While the dual mandate of full employment and stable inflation continue to be the core focus of Federal Reserve policy, attention to global financial conditions has become more integral to the discussion. Domestically, the United States seems to be faring better than its global counterparts. Labor markets in the U.S. continue to post steady gains with the unemployment rate consistently at or below the symbolic 5% rate, while many inflation metrics are near the Fed’s 2% target figure.

Globally, central banks continue to closely monitor sluggish economic conditions in their regions. The Bank of Japan announced they will shift focus from expanding the monetary base to focus more on yield curve control. They plan to target short-term rates while keeping the 10-year government bond near zero. The European Central Bank did not expand its asset purchase program or cut rates further into negative territory at their September meeting, however growth forecasts for Europe were downgraded slightly from 1.7% to 1.6% for both 2017 and 2018. While the United Kingdom appears to have weathered the initial shock of the Brexit vote (to exit the European Union), uncertainty remains around the path and economic implications the exit will have going forward.

The challenges globally have tempered optimism surrounding improvements in the domestic economy, leading to a continued cautious approach on interest rates from the Fed. Though employment gains and inflation metrics are improving towards their long-term targets, the Federal Open Markets Committee (FOMC) left the Federal Funds rate unchanged (0.25% to 0.50%) at the recent September meeting. Three officials dissented from the September decision compared to just one dissent at the July meeting.

Strategy

We expect domestic economic activity to remain healthy enough to warrant the Federal Reserve increasing the Fed Funds rate before year-end; however we expect them to refrain from doing so until after the November elections. Globally, while the imminent threat of repercussions from Brexit has subsided, concerns remain about slow economic growth, political pressures and the stability of some financial institutions. Market participants continue to struggle with negative interest rates in Europe and Japan and the continuation of large scale asset purchase programs by central banks. We continue to strategically position portfolios defensively within the current environment while maintaining an emphasis on liquidity to optimize tactical trading opportunities.

The U.S. Government Fund is positioned defensively against rising interest rates, with a focus on seasoned, high coupon agency mortgages. The income and principal stability exhibited by these securities continues to be a fundamental focus of the fund. The Sit Quality Income Fund also maintains a defensive position for increases in short-term rates. The combination of high quality assets and short duration make it an attractive vehicle for cash management purposes.

The tax-exempt fixed income strategy employed in managing both the Tax-Free Income Fund and the Minnesota Tax-Free Income Fund will continue to focus heavily on the use of high coupon bonds and bonds structured with call, sinking fund and prepayment provisions that provide regular cash flow. We believe that our investment strategy’s focus on income, which we believe is the primary source of return over longer periods of time, will continue to deliver relatively high levels of income compared to our benchmarks. We continue to focus on sectors and security structures that provide incremental yield, while using diversification to help manage credit risk.

We appreciate your continued interest in the Sit family of funds.

With best wishes,

Roger J. Sit

Chairman and President Sit Mutual Funds

2	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

[This page intentionally left blank.]

SEPTEMBER 30, 2016	3

Sit U.S. Government Securities Fund

 OBJECTIVE & STRATEGY

The objective of the U.S. Government Securities Fund is to provide high current income and safety of principal, which it seeks to attain by investing solely in debt obligations issued, guaranteed or insured by the U.S. government or its agencies or its instrumentalities.

Agency mortgage securities and U.S. Treasury securities are the principal holdings in the Fund. The mortgage securities that the Fund purchases consist of pass-through securities including those issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and Federal Home Loan Mortgage Corporation (FHLMC).

The Sit U.S. Government Securities Fund provided a return of +0.91% during the 6-month period ending September 30, 2016, compared to the return of the Bloomberg Barclays Intermediate Government Bond Index of +1.00%. The Fund’s 30-day SEC yield was 2.08% and its 12-month distribution rate was 1.74%.

During the 6-month period, the Fund benefitted from the consistent high level of income provided by its position in higher coupon government agency mortgages. The Fund uses Treasury options to reduce interest rate risk. While these positions had minimal impact on the Fund’s performance, the options were successful in providing stability to the Fund’s net asset value over the period. Below benchmark exposure to intermediate term Treasury bonds caused the Fund to underperform the benchmark as these bonds outperformed during the period. Short term interest rates rose modestly while intermediate and long term interest rates declined as the Federal Reserve delayed raising the Fed Funds rate. The market was anticipating several rate hikes at the beginning of the year, but only one rate hike by year-end is currently expected. This is primarily due to lower growth expectations both domestically and abroad. Uncertainty with respect to the timing and magnitude of future rate increases has resulted in significant volatility in bond prices. The use of options should continue to lessen the impact on the Fund’s net asset value.

As the Federal Reserve normalizes monetary policy by increasing the Fed Funds rate, we expect short term interest rates to continue to move higher, while longer term rates stay range bound. Below average long-term economic growth, low inflation expectations, and central banks abroad aggressively pursuing accommodative policies will likely prevent long-term interest rates from moving significantly higher, resulting in a flattening of the yield curve. The Fund’s high coupon mortgages should continue to produce an income advantage in this environment as prepayments are likely to remain stable or potentially slow.

We continue to position the Fund defensively against rising short-term interest rates. We continue to focus on seasoned, high coupon

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Bloomberg Barclays Intermediate Government Bond Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1  The Bloomberg Barclays Intermediate Government Bond Index is a sub-index of the Bloomberg Barclays Government Bond Index covering issues with remaining maturities of between three and five years. The Bloomberg Barclays Government Bond Index is an index that measures the performance of all public U.S. government obligations with remaining maturities of one year or more. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

agency mortgage securities, as they provide a high level of income with relatively stable prices. This high level of income and stability of principal has been a fundamental focus of the Fund since its inception.

Michael C. Brilley          Bryce A. Doty, CFA

Senior Portfolio Managers

Mark H. Book, CFA

Portfolio Manager

4	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2016

	Sit U.S.	Bloomberg	Lipper
	Government	Barclays	U.S.
	Securities	Inter. Gov’t	Gov’t Fund
	Fund	Bond Index[1]	Index[2]
Six Months	0.91%	1.00%	n/a
One Year	2.13	2.44	3.56%
Five Years	1.22	1.62	2.14
Ten Years	3.45	3.74	4.15
Since Inception (6/2/87)	5.54	5.76	5.63

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains and all fee waivers. Without the fee waivers total return and yield figures would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

1  The Bloomberg Barclays Intermediate Government Bond Index is a sub-index of the Bloomberg Barclays Government Bond Index covering issues with remaining maturities of between three and five years. The Bloomberg Barclays Government Bond Index is an index that measures the performance of all public U.S. government obligations with remaining maturities of one year or more. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

2  The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

Based on total net assets as of September 30, 2016. Subject to change.

PORTFOLIO SUMMARY

Net Asset Value 9/30/16:	$11.08 Per Share
Net Asset Value 3/31/16:	$11.07 Per Share
Total Net Assets:	$694.6 Million
Effective Duration[3]:	1.4 Years

3  Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

ESTIMATED AVERAGE LIFE

0-1 Year	2.2%
1-5 Years	95.2%
5-10 Years	0.4%
10-20 Years	0.7%
20+ Years	1.5%

The table represents the Adviser’s estimates of the dollar weighted average life of the portfolio’s securities, which differ from their stated maturities. The Fund’s average stated maturity was 19.7 years as of September 30, 2016.

SEPTEMBER 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit U.S. Government Securities Fund

Principal	Coupon Rate
Amount ($)	(%)	Maturity Date		Fair Value ($)

Mortgage Pass-Through Securities - 44.4%
Federal Home Loan Mortgage Corporation - 9.3%
371,952	4.00	7/1/25		394,695
3,625,956	5.00	5/1/42-9/1/43		4,120,810
211,752	5.82	10/1/37		239,986
2,288,961	6.00	7/1/38		2,654,979
50,414	6.38	12/1/26-12/1/27		57,556
8,956,158	6.50	11/1/27-11/1/38		10,434,560
346,293	6.88	2/17/31		408,503
34,875,424	7.00	8/1/27-3/1/39		41,224,736
49,106	7.38	12/17/24		54,165
1,431,603	7.50	1/1/31-10/1/38		1,641,886
65,058	7.95	10/1/25-11/1/25		65,711
544,772	8.00	5/1/31-1/1/37		636,552
1,770	8.25	12/1/17		1,774
982,743	8.50	10/1/19-3/1/31		1,130,162
777,206	9.00	11/1/25-5/1/31		839,128
6,362	9.25	2/1/18		6,382
121,803	9.50	12/17/21		127,847
452,595	10.00	9/1/20-7/1/30		468,542
27,507	10.50	6/1/19		29,328
18,096	11.00	8/25/20		18,269

				64,555,571

Federal National Mortgage Association - 21.2%
1,562	2.95	3/1/19	[1]	1,613
1,777,740	5.50	12/1/32-6/1/33		1,976,043
740,126	5.61	11/1/22		740,374
4,673,410	5.69	10/1/48		5,339,882
1,014,633	5.93	5/1/35		1,223,818
2,934,805	5.96	6/1/28		3,487,049
12,754,206	6.00	9/1/28-3/1/41		14,690,017
3,848,088	6.14	11/1/43		4,406,941
451,171	6.15	6/1/33	[1]	514,913
45,886,679	6.50	1/1/22-6/1/40		53,644,157
1,900,640	6.75	6/1/32		2,308,347
2,130,446	6.89	6/1/40		2,458,796
60,206	6.95	8/1/21	[1]	60,124
35,845,203	7.00	6/1/17-9/1/47		42,682,226
4,231,265	7.50	6/1/22-2/1/38		5,061,401
43,888	7.69	7/20/30		47,379
2,237,864	8.00	10/1/23-3/1/38		2,637,145
15,310	8.06	7/20/28		15,530
185,117	8.09	11/15/31		218,212
48,864	8.33	7/15/20		52,391
2,324,673	8.50	7/1/26-1/1/37		2,764,005
1,030,371	9.00	9/1/24-2/1/38		1,183,041
44,601	9.12	5/15/28		49,348
18,831	9.18	3/15/22		19,168
809,500	9.50	3/1/20-8/1/31		932,775
133,037	9.60	8/20/25		145,334
346,363	10.00	2/1/28-6/1/30		407,628

Principal	Coupon Rate
Amount ($)	(%)	Maturity Date		Fair Value ($)

5,323	10.05	8/15/20		5,424
5,291	10.47	7/15/20		5,392
30,636	10.50	6/1/28		31,783

				147,110,256

Government National Mortgage Association - 13.1%
17,254,297	4.00	12/15/24-12/20/31		18,636,188
2,081,525	4.25	10/20/31-3/20/37		2,262,593
3,104,560	4.75	9/20/31		3,416,235
1,953,353	5.50	9/15/25-5/15/29		2,219,742
5,426,131	5.75	2/15/29-10/20/31		6,204,955
1,407,716	6.00	6/15/23-11/20/34		1,609,217
292,405	6.20	3/15/32		338,769
1,505,236	6.25	12/15/23-4/15/29		1,739,832
407,517	6.35	4/20/30-6/20/31		466,975
237,924	6.38	8/15/26-4/15/28		273,774
21,047,362	6.50	11/15/23-4/20/43		24,782,592
316,741	6.91	7/20/26-2/20/27		348,285
23,005,052	7.00	5/15/24-1/20/39		27,303,078
116,356	7.02	4/20/26		123,770
200,092	7.10	5/20/25		217,521
114,286	7.15	4/20/27		122,010
351,665	7.50	1/20/38-3/15/39		397,460
416,705	8.00	6/20/31		529,800

				90,992,796

Small Business Administration - 0.8%
4,981,065	5.33	8/25/36-9/25/36		5,532,644

Total Mortgage Pass-Through Securities (cost: $300,405,726)				308,191,267

U.S. Treasury / Federal Agency Securities - 2.2%
6,000,000	1.60	11/15/26	[6]	5,082,294
19,700,000	2.81	5/15/44	[6]	10,157,025

Total U.S. Treasury / Federal Agency Securities (cost: $14,095,656)				15,239,319

Collateralized Mortgage Obligations - 49.3%
Federal Home Loan Mortgage Corporation - 14.4%
819,902	5.00	2/15/23		898,727
2,592,697	5.89	7/25/32	[1]	2,956,497
7,870,858	6.00	9/15/21-6/15/37		8,983,364
1,793,205	6.00	1/15/33-9/15/36		2,199,752
72,960	6.25	5/15/29		79,904
9,083,914	6.50	12/15/21-8/15/45		10,992,812
18,839,924	6.50	9/15/23-10/25/43	[1]	22,222,848
52,798	6.70	9/15/23		59,245
307,416	6.95	3/15/28		351,136
29,359,835	7.00	12/15/20-9/25/43		33,036,925
10,591,342	7.50	10/15/21-9/25/43		12,538,613
1,836,199	7.50	12/15/29-8/25/42	[1]	2,235,520
2,191,192	8.00	7/15/21-1/15/30		2,513,996
25,132	8.25	6/15/22		27,890
103,521	8.30	11/15/20		112,488

See accompanying notes to financial statements.

6	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal	Coupon Rate
Amount ($)	(%)	Maturity Date		Fair Value ($)

325,156	8.50	10/15/22-3/15/32		372,930
46,077	9.00	12/15/19		47,985
2,632	9.15	10/15/20		2,779
65,295	9.50	2/15/20		68,958

				99,702,369

Federal National Mortgage Association - 22.2%
472,284	4.55	6/25/43		515,798
5,779,011	5.50	6/25/33-6/25/40		6,733,623
2,238,392	5.60	12/25/53	[1]	2,572,635
1,483,490	5.81	8/25/43		1,724,287
5,666,425	6.00	5/25/35-5/25/36		6,670,039
2,533,607	6.00	7/25/36		2,905,665
2,650,386	6.05	2/25/44		3,125,693
3,179,674	6.19	2/25/42	[1]	3,751,637
475,594	6.24	12/25/42	[1]	553,816
2,602,433	6.27	10/25/42	[1]	2,981,272
2,141,564	6.35	8/25/47	[1]	2,440,175
1,015,904	6.41	9/25/37	[1]	1,124,804
12,903,074	6.50	8/20/28-11/25/42		14,508,519
13,400,316	6.50	6/25/32-7/25/44		15,417,152
603,057	6.70	2/25/45	[1]	711,917
8,438,126	6.75	6/25/32-4/25/37		9,577,089
74,309	6.85	12/18/27		85,815
962,987	6.91	8/25/37	[1]	1,054,427
18,796,239	7.00	1/25/21-3/25/45		22,157,398
1,441,039	7.00	4/25/24		1,599,038
34,152,508	7.50	8/20/27-1/25/48	[1]	41,499,578
986,841	8.00	7/25/22-7/25/44		1,135,746
811,022	8.13	11/25/37	[1]	984,020
479,748	8.23	11/25/37	[1]	550,841
993,505	8.50	1/25/21-6/25/30		1,171,029
46,496	8.68	10/25/42	[1]	57,486
17,210	8.70	12/25/19		18,501
4,637	8.75	9/25/20		5,047
27,622	8.95	10/25/20		29,938
1,358,294	9.00	7/25/19-10/25/30		1,580,200
3,694	9.05	12/25/18		3,756
13,561	9.25	1/25/20		14,454
389,164	9.33	6/25/32	[1]	436,419
621,062	9.50	12/25/18-12/25/41		732,999
59,325	9.60	3/25/20		64,260
3,914,715	9.91	7/25/37-9/25/42	[1]	4,484,980
769,669	10.76	6/25/44	[1]	927,088
58,482	15.04	3/25/39	[1]	81,313

				153,988,454

Government National Mortgage Association - 10.2%
500,000	5.50	9/20/39		610,260
4,691,919	5.51	11/20/45	[1]	5,307,097
11,792,518	5.62	4/20/40	[1]	13,578,771
2,303,194	5.87	11/20/43		2,607,986
3,904,000	6.00	11/20/33		4,519,747

Principal	Coupon Rate
Amount ($)	(%)	Maturity Date		Fair Value ($)

4,213,368	6.00	6/20/43-2/20/46		4,820,972
2,386,161	6.13	1/20/39	[1]	2,800,187
1,800,539	6.25	10/20/40	[1]	2,065,354
2,847,018	6.28	12/20/42	[1]	3,397,654
4,219,045	6.30	12/20/40	[1]	4,863,269
2,625,361	6.38	5/20/43	[1]	3,060,697
2,886,565	6.50	6/20/32-2/20/37		3,387,733
1,208,639	6.66	9/20/44	[1]	1,425,604
898,090	6.70	4/20/39	[1]	1,061,636
176,548	6.86	3/16/41	[1]	195,010
2,514,714	6.90	8/20/40	[1]	2,996,071
1,215,363	6.98	6/20/45	[1]	1,423,291
3,498,859	7.00	9/16/23-5/20/42		3,743,975
620,468	7.17	12/20/33	[1]	738,728
3,301,959	7.37	8/20/38		3,969,175
91,400	7.50	5/16/27		104,978
2,307,677	7.54	7/20/44	[1]	2,692,338
28,494	8.50	2/20/32		35,090
1,366,153	9.00	3/16/30		1,658,808

				71,064,431

Vendee Mortgage Trust - 2.5%
3,849,408	6.50	8/15/31		4,513,442
1,908,507	6.50	10/15/31		2,296,121
1,669,526	6.75	2/15/26		1,932,051
1,731,965	7.00	3/15/28		2,078,521
1,005,234	7.25	9/15/22-9/15/25		1,131,861
2,984,378	7.46	3/15/25	[1]	3,450,055
1,555,067	7.75	5/15/22-9/15/24		1,770,702
299,153	8.00	2/15/25		348,896
156,071	8.29	12/15/26		187,593

				17,709,242

Total Collateralized Mortgage Obligations (cost: $334,539,584)				342,464,496

Asset-Backed Securities - 1.9%
Federal Home Loan Mortgage Corporation - 0.3%
1,450	6.09	9/25/29	[1]	1,448
192,767	6.28	10/27/31	[14]	220,054
1,881,547	7.16	7/25/29		2,128,786

				2,350,288

Federal National Mortgage Association - 0.5%
27,290	0.87	11/25/32	[1]	26,669
287,525	4.75	10/25/33	[14]	309,868
370,579	4.99	9/26/33	[14]	418,379
1,896,860	5.68	2/25/33	[14]	2,104,760
7,594	6.47	10/25/31	[14]	7,698
518,779	6.59	10/25/31	[14]	563,077
76,369	6.64	5/25/32	[1]	79,811

See accompanying notes to financial statements.

SEPTEMBER 30, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit U.S. Government Securities Fund (Continued)

Principal	Coupon Rate
Amount ($)	(%)	Maturity Date		Fair Value ($)

2,508	6.83	7/25/31	[14]	2,564
11,844	7.80	6/25/26	[1]	11,722

				3,524,548

Small Business Administration - 1.1%
4,223,322	5.87	7/1/28		4,788,055
955,120	7.13	10/1/20		1,002,228
1,008,587	7.33	8/1/20		1,061,098
576,331	8.03	5/1/20		607,769

				7,459,150

Total Asset-Backed Securities (cost: $12,998,250)				13,333,986

Short-Term Securities - 0.3%
2,332,726	Fidelity Instl. Money Mkt. Govt. Fund, 0.27%
Total Short-Term Securities (cost: $2,332,726)				2,332,726
Total Investments in Securities - 98.1% (cost: $664,371,942)				681,561,794
Call Options Written [10] - (0.8%)
(1,350)	U.S. Treasury 2 Year Future
	Call Options: $108.25 strike
	December 2016 expiration			(2,678,906)
(875)	U.S. Treasury 2 Year Future
	Call Options: $108.38 strike
	November 2016 expiration			(1,503,906)
(285)	U.S. Treasury 5 Year Future
	Call Options: $118.25 strike
	December 2016 expiration			(937,383)
(340)	U.S. Treasury 5 Year Future
	Call Options: $119.00 strike
	November 2016 expiration			(857,969)

Total Call Options Written (premiums received: $5,889,888)				(5,978,164)

Other Assets and Liabilities, net - 2.7%				19,006,897

Total Net Assets - 100.0%				$694,590,527

[1]	Variable rate security. Rate disclosed is as of September 30, 2016.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[10]	The amount of $14,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of September 30, 2016.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of September 30, 2016.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

8	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

For a detailed list of security holdings, refer to our company website at www.sitfunds.com.

A summary of the levels for the Fund’s investments as of September 30, 2016 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Price ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Assets
Mortgage Pass-Through Securities	—	308,191,267	—	308,191,267
U.S. Treasury / Federal Agency Securities	—	15,239,319	—	15,239,319
Collateralized Mortgage Obligations	—	342,464,496	—	342,464,496
Asset-Backed Securities	—	13,333,986	—	13,333,986
Short-Term Securities	2,332,726	—	—	2,332,726

	2,332,726	679,229,068	—	681,561,794
Liabilities
Call Options Written	(5,978,164)	—	—	(5,978,164)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to financial statements.

SEPTEMBER 30, 2016	9

Sit Quality Income Fund

OBJECTIVE & STRATEGY

The objective of the Quality Income Fund is to provide high current income and safety of principal, which it seeks to attain by investing at least 80% of its assets in debt securities issued by the U.S. government and its agencies, debt securities issued by corporations, mortgage and other asset-backed securities. The Fund invests at least 50% of its assets in U.S. government debt securities, which are securities issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities.

The Sit Quality Income Fund provided a return of +0.77% during the 6-month period ended September 30, 2016, compared to the return of the Bloomberg Barclays 1-3 year Government/Credit Bond Index of +0.69%. The Fund’s 30-day SEC yield was 1.16% and its 12-month distribution rate was 0.93%.

The primary goal of the Fund is to maintain a high credit quality portfolio with stable principal values, while generating a relatively high level of income. During the period, the Fund benefitted from the income advantage produced by its holdings in non-agency residential mortgage, corporate, and taxable municipal securities. Non-agency residential mortgages outperformed as higher home prices increased demand for these securities. Corporate bonds outperformed as spreads tightened (yields decreased relative to treasuries) during the period, with lower quality bonds outperforming by more. Taxable municipal securities also outperformed as higher tax revenues resulted in better balance sheets for many municipalities. Treasury yields ended the period little changed despite seeing a bit of volatility in the form of both higher rates (into the end of May) and lower rates (into the end of June) during the six months. For the six months, Treasury securities detracted from performance, as did the Treasury futures and options used for duration management. This is typical during periods of stable or declining interest rates, which was the case for much of the 6-month period.

Looking forward, we expect continued gains in employment and modest economic growth. We believe these factors make it more likely that the Federal Reserve may increase short-term rates in December 2016. This will likely cause the yield curve to flatten further, as short term yields are more correlated with the Fed Funds rate than are longer term yields. We have positioned the Fund defensively, in both credit quality and interest rate sensitivity to maximize return potential while preserving income. We focus on a mix of Treasury, agency and credit sectors that provide relatively high levels of income and stable prices.

Michael C. Brilley	Mark H. Book, CFA
Bryce A. Doty, CFA	Chris M. Rasmussen, CFA
Senior Portfolio Managers	Portfolio Managers

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Bloomberg Barclays 1-3 Year Government/Credit Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1  The Bloomberg Barclays 1-3 Year Government/Credit Index is an unmanaged index of Treasury or government agency securities and investment grade corporate debt securities with maturities of one to three years. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

10	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

  COMPARATIVE RATES OF RETURNS

  as of September 30, 2016

	Sit Quality Income Fund	Bloomberg Barclays 1-3 Year Government/Credit Index[1]	Lipper Short Investment Grade Bond Index[2]
Six Months	0.77%	0.69%	n/a
One Year	0.83	1.31	2.06%
Since Inception (12/31/12)	0.50	1.00	1.20

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains and all fee waivers. Without the fee waivers total return and yield figures would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for the periods greater than one year are compounded average annual rates of return.

1  The Bloomberg Barclays 1-3 Year Government/Credit Index is an unmanaged index of Treasury or government agency securities and investment grade corporate debt securities with maturities of one to three years. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

2  The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

U.S. Treasury/Federal Agency Securities	33.2%
Corporate Bonds	16.0%
Mortgage Pass-Through (Agency)	15.1%
Asset Backed (Non-Agency)	14.6%
Taxable Municipal Bonds	11.3%
Collateralized Mortgage Obligations (Non-Agency)	7.6%
Other Net Assets	2.2%

Based on total net assets as of September 30, 2016. Subject to change.

PORTFOLIO SUMMARY

Net Asset Value 9/30/16:	$9.86 Per Share
Net Asset Value 3/31/16:	$9.83 Per Share
Total Net Assets:	$65.6 Million
Average Maturity:	6.6 Years
Effective Duration[3]:	1.0 Years

3  Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

QUALITY RATINGS (% of Total Net Assets)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

SEPTEMBER 30, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Quality Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 14.6%
Agency - 0.0%
9,405	FNMA REMICS, Series 2001-W2, Class AS5 [14]	6.47	10/25/31	9,535

Non-Agency - 14.6%
45,119	Ace Securities Corp. Home Equity Loan Trust, Series 2004-SD1, Class A1 [1]	1.02	11/25/33	45,061
16,381	Aegis Asset Backed Securities Trust, Series 2004-2, Class A3 [1]	1.49	6/25/34	16,370
271,297	Aegis Asset Backed Securities Trust, Series 2004-5, Class M1 [1]	1.50	12/25/34	270,221
72,057	Aegis Asset Backed Securities Trust, Series 2005-2, Class M1 [1]	0.95	6/25/35	71,826
35,521	Bayview Financial Mortgage Pass-Through Trust, Series 2006-B, Class 1A5 [14]	6.04	4/28/36	37,380
562,329	Bear Stearns Asset Backed Securities I Trust, Series 2005-AQ2, Class A3 [1]	0.89	9/25/35	557,225
474,148	Bear Stearns Asset Backed Securities Trust, Series 2005-SD2, Class 1A2 [1]	1.00	3/25/35	471,136
30,534	Bear Stearns Asset Backed Securities Trust, Series 2005-SD2, Class 1A3 [1]	0.93	3/25/35	30,315
102,684	Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	5.01	8/25/32	102,868
310,000	Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	5.43	1/25/34	311,104
96,455	Centex Home Equity Loan Trust, Series 2004-D, Class AF4 [14]	5.18	6/25/32	96,622
109,538	Centex Home Equity Loan Trust, Series 2004-D, Class AF6 [14]	5.17	9/25/34	111,950
38,567	CIT Home Equity Loan Trust, Series 2003-1, Class A4 [14]	4.43	3/20/32	38,642
132,972	CIT Home Equity Loan Trust, Series 2003-1, Class A6 [14]	4.56	10/20/32	135,910
216,907	Citifinancial Mortgage Securities, Inc., Series 2004-1, Class AF3 [14]	4.27	4/25/34	218,303
207,075	Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M1 [1]	2.27	5/15/33	206,646
37,047	Conseco Financial Corp., Series 1997-3, Class A6	7.32	3/15/28	38,297
3,608	Conseco Financial Corp., Series 1997-6, Class A6	6.90	1/15/29	3,603
11,997	Conseco Financial Corp., Series 1997-6, Class A7	7.14	1/15/29	11,982
31,997	Conseco Financial Corp., Series 1997-7, Class A7 [1]	6.96	7/15/28	32,406
82,308	Conseco Financial Corp., Series 1998-1, Class A6 [1]	6.33	11/1/29	83,207
358,516	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3 [14]	5.12	2/25/35	363,746
363,621	First Alliance Mortgage Loan Trust, Series 1997-4, Class A2 [14]	7.63	4/20/29	368,365
282,172	GSAMP Trust, Series 2004-FM1, Class M1 [1]	1.50	11/25/33	266,585
272,414	HSBC Home Equity Loan Trust USA, Series 2007-2, Class A4 [1]	0.83	7/20/36	271,015
59,355	Irwin Home Equity Loan Trust, Series 2002-1, Class 2M1 [1]	1.88	2/25/29	58,140
191,326	Irwin Whole Loan Home Equity Trust, Series 2003-B, Class M [1]	3.53	11/25/32	192,504
795,543	Irwin Whole Loan Home Equity Trust, Series 2003-D, Class M1 [1]	1.62	11/25/28	780,241
1,227,850	Irwin Whole Loan Home Equity Trust, Series 2005-A, Class M1 [1]	1.38	6/25/34	1,193,832
56,120	Irwin Whole Loan Home Equity Trust, Series 2005-C, Class 1M2 [14]	6.25	4/25/30	56,284
22,142	New Century Home Equity Loan Trust, Series 2003-5, Class AI7 [1]	5.15	11/25/33	22,639
108,029	NovaStar Mortgage Funding Trust, Series 2004-2, Class M2 [1]	1.55	9/25/34	106,935
16,542	Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class AF4 [1]	4.63	9/25/34	16,521
37,144	Residential Asset Mortgage Products Trust, Series 2003-RZ5, Class A7 [14]	5.47	9/25/33	38,141
34,212	Residential Asset Mortgage Products Trust, Series 2003-RZ3, Class A6 [14]	3.90	3/25/33	34,745
6,950	Residential Asset Mortgage Products Trust, Series 2004-RS12, Class A16	4.55	12/25/34	6,997
165,000	Residential Funding Mortgage Securities, Series 2006-HI1, Class M2 [14]	6.06	2/25/36	172,532
1,000,000	Santander Drive Auto Receivables, Series Trust 2014-4, Class D	3.10	11/16/20	1,025,361
1,000,000	Santander Drive Auto Receivables, Series Trust 2015-1, Class C	2.57	4/15/21	1,012,459
700,000	Santander Drive Auto Receivables, Series Trust 2016-2, Class B	2.08	2/16/21	705,011

				9,583,127

Total Asset-Backed Securities (cost: $9,559,078)				9,592,662

See accompanying notes to financial statements.

12	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Collateralized Mortgage Obligations - 27.0%
Agency - 19.4%
2,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K003, Class A4	5.05	1/25/19	2,147,248
744,814	FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A1	3.34	12/25/19	752,279
100,000	FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A2	4.22	3/25/20	108,682
1,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2	3.97	1/25/21	1,096,643
293,184	FHLMC Multifamily Structured Pass Through Certificates, Series K016, Class A1	2.06	10/25/20	297,078
1,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K712, Class A2	1.87	11/25/19	1,015,713
500,000	FHLMC Multifamily Structured Pass Through Certificates, Series K715, Class A2	2.86	1/25/21	527,374
2,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K716, Class A2	3.13	6/25/21	2,138,366
255,970	FHLMC Multifamily Structured Pass Through Certificates, Series KAIV, Class A1	2.97	1/25/21	264,691
438,065	FHLMC REMICS, Series 3737, Class NA	3.50	6/15/25	456,268
745,698	FHLMC REMICS, Series 3817, Class GA	3.50	6/15/24	759,222
418,930	FNMA ACES, Series 2009-M1, Class A2	4.29	7/25/19	447,836
124,051	FNMA REMICS, Series 2003-52, Class NA	4.00	6/25/23	129,705
156,152	FNMA REMICS, Series 2005-19, Class PA	5.50	7/25/34	166,141
38,310	FNMA REMICS, Series 2005-68, Class PC	5.50	7/25/35	40,495
146,045	FNMA REMICS, Series 2008-65, Class CD	4.50	8/25/23	151,308
635,055	FNMA REMICS, Series 2009-13, Class NX	4.50	3/25/24	661,821
116,858	FNMA REMICS, Series 2009-71, Class MB	4.50	9/25/24	125,221
90,545	FNMA REMICS, Series 2009-88, Class DA	4.50	10/25/20	93,162
47,205	FNMA REMICS, Series 2010-28, Class DA	5.00	9/25/28	48,370
115,489	FNMA REMICS, Series 2011-16, Class GE	2.75	3/25/26	116,934
178,622	FNMA REMICS, Series 2011-42, Class BJ	3.00	8/25/25	181,138
90,752	FNMA REMICS, Series 2011-46, Class A	3.00	5/25/24	92,540
71,256	FNMA REMICS, Series 2012-19, Class GH	3.00	11/25/30	73,691
473,224	FNMA REMICS, Series 2013-74, Class AD	2.00	7/25/23	478,951
138,891	GNMA, Series 2011-29, Class JA	4.50	4/20/40	142,982
172,565	Vendee Mortgage Trust, Series 1993-1, Class ZB	7.25	2/15/23	193,480

				12,707,339

Non-Agency - 7.6%
182,986	BCAP, LLC Trust, Series 2010-RR6, Class 7A2 [1,4]	6.00	2/26/37	183,886
884,637	Bear Stearns Trust, Series 2004-10, Class 1A1 [1]	1.21	9/25/34	874,146
1,283,499	CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1 [1]	2.90	12/25/33	1,294,038
33,935	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-1, Class 2A1	4.75	10/25/18	33,996
125,746	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-1, Class 2A3	4.75	10/25/18	125,581
78,738	GSR Mortgage Loan Trust, Series 2005-5F, Class 8A1 [1]	1.03	6/25/35	74,654
15,703	Master Asset Securitization Trust, Series 2003-4, Class CA1	8.00	5/25/18	16,017
86,046	MASTR Alternative Loan Trust, Series 2003-4, Class 2A1	6.25	6/25/33	89,578
177,128	MASTR Alternative Loan Trust, Series 2003-5, Class 4A1	5.50	7/25/33	185,014
246,255	MASTR Alternative Loan Trust, Series 2003-8, Class 3A1	5.50	12/25/33	256,494
79,000	MASTR Asset Securitization Trust, Series 2005-2, Class 1A3	5.35	11/25/35	80,227
133,402	Prime Mortgage Trust, Series 2004-CL1, Class 1A1	6.00	2/25/34	139,252
9,886	RAAC Trust, Series 2004-SP3, Class AI5 [1]	4.89	12/25/32	10,026
153,606	Sequoia Mortgage Trust, Series 2012-1, Class 2A1 [1]	3.47	1/25/42	158,238
817,352	Sequoia Mortgage Trust, Series 2012-2, Class B1 [1]	4.26	4/25/42	859,398
197,695	Structured Asset Securities, Corp. Mortgage Loan Trust, Series 2005-GEL3, Class M3 [1]	1.73	6/25/35	196,230
258,365	Structured Asset Securities, Corp. Mortgage Pass-Through Certificates, Series 2003-22A, Class 3A [1]	2.99	6/25/33	261,468

See accompanying notes to financial statements.

SEPTEMBER 30, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

98,431	WaMu Mortgage Pass Through Certificates, Series 2002-AR2 Class A [1]	1.94	2/27/34	96,237
57,666	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 7A	5.50	8/25/19	58,463

				4,992,943

Total Collateralized Mortgage Obligations (cost: $17,637,725)				17,700,282

Corporate Bonds - 16.0%
375,000	Air Lease Corp.	2.13	1/15/20	374,220
620,412	Aircraft Certificate Owner Trust 2003 [4]	7.00	9/20/22	657,636
176,518	America West Airlines 1999-1 Pass Through Trust	7.93	1/2/19	187,550
78,859	American Airlines 2013-2 Class B Pass Through Trust [4]	5.60	7/15/20	82,506
500,000	American Financial Group, Inc.	9.88	6/15/19	601,954
350,000	Ameriprise Financial, Inc.	5.30	3/15/20	389,818
250,000	Ameriprise Financial, Inc.	7.30	6/28/19	286,685
375,000	Anheuser-Busch InBev Worldwide, Inc.	7.75	1/15/19	426,600
250,000	Burlington Northern Santa Fe, LLC	8.13	4/15/20	305,468
500,000	General Electric Co.	5.50	1/8/20	564,953
350,000	Kroger Co.	1.50	9/30/19	349,413
700,000	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc.	5.75	4/15/23	736,750
1,000,000	Manufacturers & Traders Trust Co. (Subordinated) [1]	5.63	12/1/21	982,286
350,000	Mead Johnson Nutrition Co.	4.90	11/1/19	384,213
500,000	Nationwide Mutual Insurance Co. (Subordinated) [1,4]	3.14	12/15/24	490,014
800,000	Prudential Financial, Inc. [1]	3.76	8/10/18	824,800
325,000	Santander Holdings USA, Inc.	2.70	5/24/19	329,058
500,000	SBA Tower Trust [4]	2.24	4/16/18	501,529
500,000	Ultramar Diamond Shamrock Corp.	7.20	10/15/17	531,654
500,000	United Parcel Service of America, Inc.	8.38	4/1/20	615,876
500,000	UnitedHealth Group, Inc.	2.88	12/15/21	526,894
318,791	Virgin Australia 2013-1A Trust [4]	5.00	10/23/23	330,745

Total Corporate Bonds (cost: $10,465,561)				10,480,622

Mortgage Pass-Through Securities - 15.1%
Federal Home Loan Mortgage Corporation - 1.8%
268,655	Freddie Mac	3.00	9/1/27	283,294
64,211	Freddie Mac	3.50	7/1/26	68,438
29,888	Freddie Mac	4.50	5/1/19	30,651
66,473	Freddie Mac	4.50	6/1/19	68,248
46,084	Freddie Mac	4.50	6/1/19	47,286
48,937	Freddie Mac	4.50	12/1/21	51,069
69,810	Freddie Mac	4.50	7/1/26	72,992
29,572	Freddie Mac	5.00	3/1/18	30,378
29,537	Freddie Mac	5.00	10/1/25	32,707
25,771	Freddie Mac	5.50	10/1/19	26,681
166,398	Freddie Mac	5.50	5/1/20	173,688
51,817	Freddie Mac	5.50	7/1/20	53,885
45,514	Freddie Mac	5.50	12/1/20	47,259
110,077	Freddie Mac	5.50	3/1/21	116,834
59,041	Freddie Mac	5.50	3/1/21	62,912
40,573	Freddie Mac	6.00	9/1/23	46,282

				1,212,604

See accompanying notes to financial statements.

14	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Federal National Mortgage Association - 12.6%
995,755	Fannie Mae	2.50	6/1/23	1,032,333
276,512	Fannie Mae	2.75	11/1/17	279,454
431,580	Fannie Mae	3.00	8/1/28	453,558
1,000,000	Fannie Mae	3.15	9/1/18	1,034,200
485,853	Fannie Mae	3.18	12/1/17	486,051
73,011	Fannie Mae	3.50	10/1/21	76,954
1,209,273	Fannie Mae	3.50	1/1/26	1,275,849
47,116	Fannie Mae	4.00	9/1/24	50,031
35,895	Fannie Mae	4.00	10/1/31	38,880
795,042	Fannie Mae	4.44	6/1/21	866,971
646,798	Fannie Mae	4.71	2/1/20	700,133
56,537	Fannie Mae	5.00	8/1/19	58,722
109,795	Fannie Mae	5.00	9/1/20	115,661
121,442	Fannie Mae	5.14	1/1/18	125,323
449,862	Fannie Mae	5.36	1/1/19	486,857
20,443	Fannie Mae	5.50	9/1/17	20,665
52,751	Fannie Mae	5.50	4/1/19	54,456
49,941	Fannie Mae	5.50	1/1/21	52,477
48,958	Fannie Mae	5.50	10/1/21	51,005
645,511	Fannie Mae	5.60	4/1/17	646,269
286,705	Fannie Mae	6.00	2/1/21	308,646
17,267	Fannie Mae	6.50	2/1/19	19,889

				8,234,384

Government National Mortgage Association - 0.7%
84,632	Ginnie Mae [1]	2.13	4/20/33	87,878
23,149	Ginnie Mae [1]	3.50	4/20/42	23,939
127,906	Ginnie Mae	5.00	12/20/23	134,041
102,253	Ginnie Mae	5.00	9/15/24	108,421
116,073	Ginnie Mae	5.00	6/20/26	124,642

				478,921

Total Mortgage Pass-Through Securities (cost: $9,816,811)				9,925,909

Taxable Municipal Bonds - 11.3%
500,000	Albany Capital Resource Corp.	1.45	5/1/18	499,895
240,000	Arizona State University	5.88	7/1/36	242,311
1,025,000	Atlanta Downtown Development Authority [17]	6.88	2/1/21	1,158,568
600,000	Atlanta Urban Residential Finance Authority	5.80	12/1/27	618,072
250,000	Banning Redevelopment Agency Successor Agency	1.90	9/1/20	249,887
760,000	Colorado Housing & Finance Authority	4.00	11/1/31	796,054
290,000	Fuller Road Management Corp.	5.40	9/1/17	291,128
740,000	Iowa Finance Authority [17]	1.77	1/1/18	743,101
250,000	Massachusetts Educational Financing Authority	4.00	1/1/32	262,622
400,000	Multistate Liquidating Trust No. 1 [4,17]	1.39	12/15/18	400,614
250,000	NDSU Research & Technology Park, Inc.	1.85	5/1/20	250,310
305,000	Osceola Co. Industrial Development Authority	2.25	8/1/17	306,244
250,000	Pittsburgh School District	6.04	9/1/29	276,040
145,000	Rhode Island Housing & Mortgage Finance Corp.	4.00	10/1/39	152,452
380,000	South Carolina Jobs-Economic Development Authority	2.04	8/15/18	380,821

See accompanying notes to financial statements.

SEPTEMBER 30, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Quality Income Fund (Continued)

Principal Amount ($)/ Contracts	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

490,000	Texas Department of Housing & Community Affairs [17]	4.80	7/1/19	499,805
250,000	Town of Ledgeview WI	2.75	9/1/19	257,297

Total Taxable Municipal Bonds (cost: $7,375,630)				7,385,221

U.S. Treasury / Federal Agency Securities - 13.8%
U.S. Treasury - 13.8%
1,500,000	U.S. Treasury Bill [6]	0.08	10/20/16	1,499,937
5,000,000	U.S. Treasury Floating Rate Note [1]	0.33	7/31/17	5,001,715
500,000	U.S. Treasury Note	0.75	10/31/17	500,352
500,000	U.S. Treasury Note	0.88	6/15/17	500,957
1,500,000	U.S. Treasury Note	1.25	10/31/18	1,513,593

				9,016,554

Total U.S. Treasury / Federal Agency Securities (cost: $9,013,226)				9,016,554

Short-Term Securities - 2.2%
1,468,343	Fidelity Instl. Money Mkt. Govt. Fund, 0.27%
Total Short-Term Securities (cost: $1,468,343)				1,468,343

Total Investments in Securities - 100.0% (cost: $65,336,374)				65,569,593

Other Assets and Liabilities, net - 0.0%				(18,911)

Total Net Assets - 100.0%				$65,550,682

[1]	Variable rate security. Rate disclosed is as of September 30, 2016.

[4]	144A Restricted Security. The total value of such securities as of September 30, 2016 was $2,646,930 and represented 4.0% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of September 30, 2016.

[17]	Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of September 30, 2016 were as follows:

Contracts	Type	Expiration Date	Notional Amount	Unrealized Depreciation

Short Futures:
80	U.S. Treasury 2 Year Futures [10]	December 2016	$17,477,504	$(1,619)
41	U.S. Treasury 5 Year Futures [10]	December 2016	4,982,140	(6,897)

				$(8,516)

(10) The amount of $700,000 in cash was segregated with the broker to cover margin requirements for derivatives transactions as of September 30, 2016.

See accompanying notes to financial statements.

16	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

A summary of the levels for the Fund’s investments as of September 30, 2016 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted	Other Significant	Other Significant
	Price ($)	Observable Inputs ($)	Observable Inputs ($)	Total ($)

Assets
Asset-Backed Securities	—	9,592,662	—	9,592,662
Collateralized Mortgage Obligations	—	17,700,282	—	17,700,282
Corporate Bonds	—	10,480,622	—	10,480,622
Mortgage Pass-Through Securities	—	9,925,909	—	9,925,909
Taxable Municipal Bonds	—	7,385,221	—	7,385,221
U.S. Treasury / Federal Agency Securities		9,016,554	—	9,016,554
Short-Term Securities	1,468,343	—	—	1,468,343

	1,468,343	64,101,250	—	65,569,593

Liabilities
Futures	(8,516)	—	—	(8,516)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to financial statements.

SEPTEMBER 30, 2016	17

Sit Tax-Free Income Fund

OBJECTIVE & STRATEGY

The objective of the Tax-Free Income Fund is to provide a high level of current income that is exempt from federal income tax, consistent with preservation of capital, by investing primarily in investment-grade municipal securities.

Such municipal securities generate interest income that is exempt from both federal regular income tax and federal alternative minimum tax. During normal market conditions, the Fund invests 100% of its net assets in such tax-exempt municipal securities.

The Sit Tax-Free Income Fund provided a total return of +2.90% for the 6-month period ended September 30, 2016, outpacing the +1.14% return for its benchmark, the Bloomberg Barclays 5-Year Municipal Bond Index. The Fund’s 30-day SEC yield was 2.26%, which compared favorably to the yield of 1.31 % for the benchmark index. The Fund’s 12-month distribution rate was 3.35%.

Flows into tax-exempt bond funds have been strong and steady over the past year. As of September 28, 2016, net inflows into these funds hit the 52 consecutive week mark, which totaled approximately $59.3 billion. Further, these inflows have amounted to about $50.4 billion thus far in 2016, and $36.0 billion over the past six months. These strong inflows have persisted due to some combination of the tax-exempt nature of most municipal bonds, their historically favorable risk/return profile relative to other asset classes, and their reasonable yields relative to the incredibly low yielding environment across the globe (approximately $11 trillion of bonds worldwide had negative yields as of September 30). To be sure, these inflows into municipal bond funds have continued in spite of yields that remain historically low. The 30-year yield on a AAA-rated general obligation bond as of September 30, 2016 was 2.31%, down 38 basis points from six months earlier, and 51 basis points from the conclusion of last year, although it’s off its low of 1.93% in early July. Municipal bond issuance in September was $38.3 billion, bringing year-to-date total issuance to $336.6 billion, which is about 6% higher than the total over the same period last year, which ended as the 5th highest for annual issuance on record. $205 billion of the $336.6 billion issued, or 60.9%, have been refundings. These lower rates have also encouraged issuance of lower coupon bonds; indeed, the proportion of bonds issued with coupons less than or equal to 4.25% thus far in 2016 totals approximately 53%, versus an average of about 33% issued with like coupons from 2011 through 2015.

The strong outperformance for the Fund in the past 6-month period was driven by multiple forces. The largest contributor to the Fund’s relative performance has been a longer duration position than the Bloomberg Barclays 5-Year Municipal Bond Index. As long-term yields have experienced a net decline through the year, longer duration bonds have substantially outperformed the shorter end of the curve, all else equal. So although the Fund’s duration has shortened up over the past few years, it still stood at 5.5 years as of September 30, 2016, longer than the benchmark’s duration of 3.9 years. Additional support for the Fund’s performance has been its distribution within credit quality. As of the end of the period, the Fund held 20.7% and 23.5% of assets in A-rated and non-rated bonds, respectively.

As credit spreads have tightened over the past six and twelve month periods, lower rated bonds have generally outperformed their higher rated counterparts, providing a strong tailwind for the Fund. Strong

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Bloomberg Barclays 5-Year Municipal Bond Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1  The Bloomberg Barclays 5-Year Municipal Bond Index is the 5 year (4-6) component of the Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

security selection within the Multi-Family Housing sector also contributed meaningfully to the period’s good performance; indeed, the broad Housing sector has actually underperformed the index, while holdings within the Fund have noticeably outperformed. Finally, the Fund’s focus on relatively higher coupon bonds has continued to provide a higher income return than the benchmark.

The Fund will continue to maintain a longer duration than the benchmark, although the spread between them may narrow further. The Fund’s emphasis on income as the chief source of total return has continued to reward shareholders over the long term, and positioning into higher income producing credits remains a priority. Focus on credit analysis will also continue as a key driver of opportunity to outperform. We remain diversified on a geographic and issuer basis in order to manage credit and liquidity risk, and we continue to believe the Fund is positioned to achieve attractive risk-adjusted returns going forward.

Michael C. Brilley

Paul J. Jungquist, CFA

Senior Portfolio Managers

18	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2016
	Sit Tax-Free Income Fund	Bloomberg Barclays 5-Year Muni Bond Index[1]	Lipper General Muni. Bond Fund Index[2]
Six Months	2.90%	1.14%	n/a
One Year	7.17	2.98	6.25%
Five Years	6.01	2.63	5.18
Ten Years	4.49	4.08	4.58
Since Inception (9/29/88)	5.40	5.21	5.78

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains and all fee waivers. Without the fee waivers total return and yield figures would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

1  The Bloomberg Barclays 5-Year Municipal Bond Index is the 5 year (4-6) component of the Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

2  The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

Multi Family Mortgage	22.5%
Single Family Mortgage	21.7%
Other Revenue	10.4%
Education/Student Loan	7.7%
General Obligation	6.9%
Insured	6.1%
Investment Companies	5.7%
Sectors less than 5%	13.0%
Cash & Other Net Assets	6.0%

Based on total net assets as of September 30, 2016. Subject to change.

PORTFOLIO SUMMARY

Net Asset Value 9/30/16:	$9.92 Per Share
Net Asset Value 3/31/16:	$9.80 Per Share
Total Net Assets:	$161.8 Million
Average Maturity:	17.1 Years
Effective Duration[3]:	5.5 Years

3  Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

QUALITY RATINGS (% of Total Net Assets)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

Adviser’s Assessment of Non-Rated Securities:

AAA	0.0%
AA	1.3
A	0.2
BBB	1.4
BB	16.7
<BB	3.9
Total	23.5%

SEPTEMBER 30, 2016	19

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 88.3%
Alaska - 2.1%
750,000	AK Hsg. Finance Corp. Mtg. Rev.	4.13	12/1/37	779,182
640,000	AK Hsg. Finance Corp. Mtg. Rev.	4.25	12/1/40	667,776
500,000	AK Hsg. Finance Corp. Mtg. Rev. (G.O. of Corp. Insured)	4.50	12/1/35	520,805
500,000	AK Hsg. Finance Corp. Rev. (State Capital Proj.)	4.00	6/1/36	539,090
250,000	AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) [2,5,15]	5.50	N/A	27,470
250,000	AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	5.00	4/1/33	284,722
550,000	North Slope Borough Service Area Rev.	5.25	6/30/34	613,420

				3,432,465

Arizona - 2.8%
790,764	AZ Health Facs. Auth. Rev. (New Arizona Family Proj.)	5.25	7/1/27	816,353
320,000	Glendale Industrial Dev. & Auth. Rev. (Glencroft Retirement Community)	4.25	11/15/26	318,685
300,000	Glendale Industrial Dev. & Auth. Rev. (Glencroft Retirement Community)	5.00	11/15/36	302,355
250,000	Maricopa Co. Industrial Dev. Auth. Education Rev. (Horizon Community Learning Center)	5.00	7/1/35	272,965
400,000	Peoria Industrial Dev. Auth. Rev. (Sierra Winds Life Care Community)	5.25	11/15/29	422,016
1,500,000	Pima Co. Industrial Dev. Auth. Education Rev. (American Charter School Foundation)	5.50	7/1/26	1,492,035
300,000	Pima Co. Industrial Dev. Auth. Education Rev. (Coral Academy Science Proj.)	6.38	12/1/18	312,300
500,000	Quechan Indian Tribe of Fort Yuma Rev. (Tribal Economic Dev.)	9.75	5/1/25	561,030

				4,497,739

California - 9.4%
100,000	Agua Caliente Band of Cahuilla Indians Rev. [4]	6.00	7/1/18	100,058
300,000	CA Health Facs. Finance Auth. Rev. (El Camino Hospital)	5.00	2/1/35	353,394
300,000	CA Municipal Finance Auth. Rev. (Creative Center Los Altos Proj.) [4]	4.00	11/1/36	300,981
500,000	CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	6.00	8/1/29	673,565
500,000	CA State G.O.	4.00	12/1/40	550,820
500,000	CA Statewide Communities Dev. Auth. Rev. (Provident Group - Pomona Property)	5.60	1/15/36	562,710
400,000	Carlsbad Unified School District G.O. Capital Appreciation [6]	6.13	8/1/31	460,768
1,000,000	Colton Joint Unified School District G.O. (AGM Insured) [6]	5.80	8/1/35	974,110
500,000	Encinitas Union School District G.O. Capital Appreciation [6]	6.75	8/1/35	558,515
500,000	Hartnell Community College G.O. [6]	7.00	8/1/34	500,765
1,250,000	Healdsburg Unified School District G.O. [6]	4.60	8/1/37	1,058,937
250,000	Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	6.75	8/1/40	334,815
1,100,000	Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	5.95	8/1/34	1,002,826
250,000	Martinez Unified School District G.O. [6]	6.13	8/1/35	330,618
500,000	Placentia-Yorba Linda Unified School District C.O.P. Capital Appreciation (AGM Insured) [6]	6.25	10/1/28	584,945
600,000	Redondo Beach School District G.O. [6]	6.38	8/1/34	830,076
750,000	Reef-Sunset Unified School District (BAM Insured) [6]	4.85	8/1/38	685,598
350,000	Ripon Unified School District G.O. (BAM Insured) [6]	4.50	8/1/30	358,110
500,000	Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	1.13	6/1/39	438,990
400,000	San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	5.00	6/1/39	470,468
500,000	South Tahoe Joint Powers Financing Auth. Tax Allocation Ref. (South Tahoe Redev. Proj.) (AGM Insured)	5.00	10/1/30	598,670
350,000	Southwest Community Finance Auth. Rev. (Riverside Co. Proj.) [9]	6.00	5/1/24	377,024
450,000	Sulphur Springs Union School District C.O.P. (AGM Insured) [6]	6.50	12/1/37	599,058
600,000	Tracy Joint Unified School District G.O. Capital Appreciation [6]	7.30	8/1/41	491,940
500,000	Tustin Unified School District G.O. Capital Appreciation [6]	6.00	8/1/28	510,860
1,000,000	Upland Unified School District G.O. Capital Appreciation [6]	7.00	8/1/41	1,055,730
500,000	Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	6.13	8/1/34	509,005

				15,273,356

See accompanying notes to financial statements.

20	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Colorado - 2.9%
250,000	CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	5.60	7/1/34	272,895
500,000	CO Educational & Cultural Facs. Auth. Rev. Ref. (Vail Mountain School Proj.)	6.00	5/1/30	547,595
800,000	CO Educational & Cultural Facs. Auth. Rev. Ref. (Windsor Charter Academy) [4]	5.00	9/1/36	814,264
190,000	CO Hsg. Finance Auth. Single Family Mtg. Rev. (FHA Insured)	5.00	11/1/34	193,635
500,000	Copperleaf Metro District No. 2 G.O.	5.75	12/1/45	533,510
500,000	Crystal Crossing Metro District G.O.	5.25	12/1/40	511,655
500,000	East Morgan Co. Hospital District C.O.P. [9]	5.88	12/1/38	513,815
500,000	Lambertson Farms Metro District No. 1 G.O.	5.00	12/15/25	514,900
250,000	Leyden Rock Metropolitan District No. 10 G.O.	5.00	12/1/45	255,362
500,000	Palisade Metropolitan District No. 2 G.O.	5.00	12/1/46	508,350

				4,665,981

Connecticut - 0.6%
210,000	CT Hsg. Finance Auth. Rev.	5.15	11/15/34	212,938
500,000	CT Hsg. Finance Auth. Rev.	3.75	11/15/35	520,020
250,000	CT Hsg. Finance Auth. Rev.	3.75	11/15/40	259,917

				992,875

Florida - 11.2%
385,000	Alachua Co. Health Facs. Auth. Rev. (Oak Hammock University)	8.00	10/1/32	482,174
250,000	Babcock Ranch Community Independent District Special Assessment	5.00	11/1/31	255,855
500,000	Bay Co. Educational Facs. Rev. (Bay Haven Charter)	5.25	9/1/30	523,740
225,000	Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	6.25	5/1/35	234,178
250,000	Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	6.25	5/1/45	260,600
550,000	Capital Trust Agency Rev. (Tallahassee Tapestry) [4]	6.75	12/1/35	574,645
250,000	Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center)	7.00	4/1/35	267,662
350,000	Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	6.50	5/15/20	350,672
250,000	Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	7.25	5/15/26	294,560
415,000	Collier Co. Industrial Dev. Auth. Rev. (NCH Healthcare System Proj.)	6.25	10/1/39	492,750
100,000	Fiddlers Creek Community Dev. District No. 2 Special Assessment Rev. [2,5,15]	5.75	N/A	59,963
200,000	FL Hsg. Finance Corp. (GNMA/FNMA Collateralized)	5.00	7/1/26	216,740
220,000	FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	5.00	7/1/39	235,081
400,000	Florida Dev. Finance Corp. Rev. (Renaissance Charter School)	6.00	6/15/34	420,072
535,000	Gramercy Farms Community Dev. District Special Assessment [6]	3.24	5/1/39	113,597
350,000	Heritage Harbour North Community Dev. District Special Assessment	5.00	5/1/34	380,646
350,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	4.25	5/1/25	370,380
250,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	6.70	5/1/33	290,112
400,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Center)	7.40	5/1/30	481,144
500,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	5.00	5/1/36	522,840
250,000	Lexington Oaks Community Dev. District Special Assessment Rev.	5.65	5/1/33	270,185
400,000	Live Oak No. 2 Community Dev. District Special Assessment Rev.	4.00	5/1/35	413,848
235,000	Long Lake Ranch Community Dev. District Special Assessment	5.63	5/1/24	246,358
100,000	Long Lake Ranch Community Dev. District Special Assessment	5.75	5/1/44	104,721
250,000	Magnolia Creek Community Dev. District Rev. [2,5,15]	5.60	N/A	52,425
250,000	Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	5.00	5/1/32	263,545
1,400,000	Miami-Dade Co. Special Obligation Rev.	4.00	10/1/40	1,535,436
500,000	Miami-Dade Co. Transit Sales Tax Rev.	5.00	7/1/34	598,570
230,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [2,5,15]	5.00	N/A	2
500,000	Northern Palm Beach Co. Improvement District Special Assessment	5.00	8/1/29	529,700
550,000	Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	5.00	8/1/34	631,664
500,000	Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	5.00	8/1/35	578,355
960,000	Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.55	9/1/30	1,023,466

See accompanying notes to financial statements.

SEPTEMBER 30, 2016	21

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

715,000	Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.95	3/1/40	741,584
500,000	Osceola Co. Industrial Dev. Auth. (Wells Charter School Proj.)	4.00	8/1/31	534,585
500,000	Port St. Lucie Research Foundation Rev. (Vaccine Gene Therapy Inst.) [9]	5.00	5/1/33	506,855
750,000	Sarasota Co. Health Facs. Auth. Retirement Rev. (Village on the Isle)	5.50	1/1/27	780,292
500,000	Seminole Tribe Special Obligation Rev. [4]	5.50	10/1/24	518,940
250,000	Seven Oaks Community Dev. District Special Assessment Rev.	5.50	5/1/33	267,320
185,000	Silverleaf Community Dev. District Special Assessment.	6.75	5/1/44	201,173
105,000	Tolomato Community Dev. District Special Assessment [2,5]	6.38	5/1/17	1
30,000	Tolomato Community Dev. District Special Assessment	6.38	5/1/17	30,033
40,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/39	32,328
185,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	115,658
120,000	Tolomato Community Dev. District Special Assessment [2,5]	6.61	5/1/40	1
110,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	58,266
85,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	51,388
45,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	20,178
250,000	Trout Creek Community Dev. District Cap. Improvement Special Assessment	5.50	5/1/35	256,522
9,000	Waters Edge Community Dev. District Cap. Improvement Rev.	5.35	5/1/39	9,017
375,000	Waters Edge Community Dev. District Cap. Improvement Rev. [6]	6.60	5/1/39	374,981
250,000	Wiregrass Community Dev. District Special Assessment	5.38	5/1/35	261,710
450,000	Zephyr Ridge Community Dev. District Special Assessment [2,5,15]	5.25	N/A	224,928

				18,061,446

Georgia - 2.7%
200,000	Barnesville-Lamar County Ind. Dev. Auth. Rev. (Gordon College Property)	5.00	8/1/30	200,600
1,280,000	GA Housing & Finance Authority Rev.	3.80	12/1/37	1,321,190
1,000,000	GA Housing & Finance Authority Rev.	4.00	12/1/37	1,041,680
650,000	GA Housing & Finance Authority Rev.	3.80	12/1/40	681,811
485,000	GA Housing & Finance Authority Rev.	3.80	12/1/40	499,419
605,000	GA Housing & Finance Authority Rev.	3.85	12/1/41	628,214

				4,372,914

Guam - 0.3%
400,000	Guam Government Limited Obligation Rev.	5.00	12/1/21	461,480

Idaho - 0.8%
200,000	ID Health Facs. Authority Rev. (Terraces Boise Proj.)	6.00	10/1/21	200,318
250,000	ID Health Facs. Authority Rev. (Terraces Boise Proj.)	7.00	10/1/24	281,155
250,000	ID Health Facs. Authority Rev. (Terraces Boise Proj.)	7.38	10/1/29	276,020
500,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	5.75	12/1/32	567,850

				1,325,343

Illinois - 6.4%
500,000	Bellwood G.O.	5.88	12/1/27	594,300
500,000	Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	6.00	9/1/35	527,505
500,000	Bureau Co. Township High School Dist. No. 502 G.O. (BAM Insured)	6.25	12/1/33	644,345
500,000	Chicago Midway Airport Rev. (Second Lien)	5.25	1/1/35	577,865
250,000	Chicago Transit Auth. Sales Tax Rev.	5.25	12/1/30	284,567
95,000	IL C.O.P. (NATL-RE Insured)	5.80	7/1/17	95,229
250,000	IL Fin. Auth. Rev.	4.50	11/1/36	263,502
500,000	IL Fin. Auth. Rev. (Lifespace Communities)	5.00	5/15/35	586,685
500,000	IL Fin. Auth. Rev. (Rogers Park Montessori School Proj.)	5.00	2/1/24	531,820
250,000	IL Fin. Auth. Rev. (Tabor Hills Living Proj.)	5.25	11/15/36	251,035
1,000,000	IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	6.25	12/1/38	543,670
250,000	IL G.O.	5.50	7/1/33	282,875

See accompanying notes to financial statements.

22	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

265,000	IL G.O. (AGM Insured)	4.50	9/1/20	265,787
500,000	IL G.O. (AMBAC Insured)	5.00	3/1/34	509,525
380,000	IL Housing Dev. Auth. (AMBAC G.O. of Authority Insured)	4.50	7/1/47	380,996
350,000	IL Housing Dev. Auth. Rev. (Evergreen Towers)	4.95	7/1/34	383,355
1,000,000	IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	5.25	6/15/31	1,156,750
250,000	Lake Co. Community Consolidated School District No. 50 Woodland G.O.	5.63	1/1/26	289,862
1,000,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.) [2,5]	5.25	1/1/36	304,900
335,000	Macon & Moultrie Counties Community Unit School District No. 3 Mt Zion G.O.	5.50	12/1/41	398,399
250,000	Macon County School District No. 61 Decatur G.O. (AGM Insured)	5.25	1/1/37	280,678
1,921,000	Malta Tax Allocation Rev. [2,5]	5.75	12/30/25	768,093
818,000	Manhattan Special Service Area Special Tax No. 07-6 (Groebe Farm-Stonegate) [2,5]	5.75	3/1/22	147,044
490,000	Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program)	7.00	10/1/22	244,995

				10,313,782

Indiana - 2.6%
700,000	Carmel Multifamily Hsg. Rev. (Barrington Carmel Proj.)	6.00	11/15/22	781,634
300,000	Damon Run Conservancy Dist. G.O. (State Intercept Insured)	6.10	7/1/25	332,307
775,000	IN Finance Auth. Rev. (BHI Senior Living)	5.88	11/15/41	907,192
425,000	IN Finance Auth. Rev. (BHI Senior Living)	6.00	11/15/41	501,151
350,000	IN Finance Auth. Rev. (Greencroft Obligated Group)	6.50	11/15/33	407,771
500,000	IN Housing & Community Dev. Auth. Rev. (Hammond Assisted Living Proj.)	5.75	1/1/36	510,150
300,000	Merrillville Industry Economic Dev. Rev. (Belvedere Housing Proj.)	5.75	4/1/36	305,271
350,000	Richmond Hospital Auth. Rev. (Reid Hospital & Health Care)	5.00	1/1/35	406,654

				4,152,130

Iowa - 0.2%
250,000	IA Student Loan Liquidity Corp. Rev.	5.80	12/1/31	269,587

Kansas - 0.7%
300,000	Wichita Health Care Facs. Rev. (Kansas Masonic Home)	5.25	12/1/36	318,180
250,000	Wichita Health Care Facs. Rev. (Larksfield Place)	7.13	12/15/36	287,258
500,000	Wichita Health Care Facs. Rev. (Presbyterian Manors, Inc.)	6.25	5/15/34	517,340

				1,122,778

Kentucky - 0.3%
425,000	Pikeville Hospital Rev. Ref. (Pikeville Medical Center)	6.50	3/1/41	494,734

Louisiana - 2.3%
47,872	Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev. (GNMA/FHLMC Collateralized)	5.00	11/1/40	48,430
265,000	Jefferson Parish Finance Auth. Single Family Mtg. Rev. (GNMA/FHLMC Collateralized)	5.00	6/1/38	273,711
105,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program) (GNMA/FHLMC Collateralized)	6.00	12/1/28	105,306
335,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program) (GNMA/FHLMC Collateralized)	5.70	12/1/38	344,906
220,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Mtg. Backed Sec. Prog.) (GNMA/FHLMC Collateralized)	4.60	6/1/29	240,227
500,000	LA Local Government Environmental Facilities & Community Development Auth.	5.25	11/15/25	537,470
500,000	LA Local Government Environmental Facilities & Community Development Auth.	6.00	11/15/30	550,090
300,000	LA Public Facs. Auth. Rev.	5.00	7/1/35	352,689
250,000	LA Public Facs. Auth. Rev. (Belle-Chase Educational Foundation Proj.) (NATL-RE Insured)	6.50	5/1/31	288,960
655,000	LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	1.25	2/15/36	586,854
24,000	Lafayette Public Finance Auth. Single Family Mortgage-Backed Rev. (GNMA/FHLMC Collateralized)	5.35	1/1/41	24,392
300,000	St. Tammany Parish Fin. Auth. Rev. (Christwood Proj.)	5.25	11/15/37	318,510

				3,671,545

Maine - 1.0%
600,000	ME Hsg. Auth. Rev.	4.00	11/15/35	636,732
250,000	ME Hsg. Auth. Rev.	4.50	11/15/37	267,795

See accompanying notes to financial statements.

SEPTEMBER 30, 2016	23

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

250,000	ME Hsg. Auth. Rev.	3.55	11/15/40	255,875
500,000	ME Hsg. Auth. Rev.	3.85	11/15/40	520,865

				1,681,267

Maryland - 0.7%
200,000	MD Community Dev. Administration Rev.	5.13	9/1/30	218,894
350,000	MD Community Dev. Administration Rev.	3.75	3/1/39	363,556
500,000	Montgomery Co. Housing Opportunities Commission Rev.	4.00	7/1/38	518,750

				1,101,200

Massachusetts - 1.8%
220,000	MA Education Finance Auth. Education Rev.	5.15	1/1/26	231,319
250,000	MA Housing Finance Agy. Rev.	4.75	6/1/35	267,458
500,000	MA Housing Finance Agy. Rev.	3.75	12/1/40	513,025
500,000	MA Housing Finance Agy. Rev. (FHA Insured)	5.30	12/1/38	546,845
1,250,000	MA Housing Finance Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.90	12/1/38	1,305,000

				2,863,647

Michigan - 2.5%
250,000	MI Finance Auth. Rev. (Presbyterian Village)	5.25	11/15/35	264,852
250,000	MI Hsg. Dev. Auth. (G.O. of Authority Insured)	4.63	10/1/41	264,608
500,000	MI Hsg. Dev. Auth. Rev.	3.35	12/1/34	501,620
500,000	MI Hsg. Dev. Auth. Rev.	4.10	10/1/35	529,375
500,000	MI Hsg. Dev. Auth. Rev.	3.70	12/1/36	520,525
705,000	MI Hsg. Dev. Auth. Rev.	3.95	12/1/40	729,992
500,000	MI Hsg. Dev. Auth. Rev.	3.70	12/1/45	504,015
400,000	MI Public Education Facs. Auth. Ltd. Rev. Ref. (Nataki Talibah Proj.) (Q-SBLF Insured) [2,5]	6.25	10/1/23	119,948
170,000	MI Public Education Facs. Auth. Rev. Ref. (Bradford Proj.) [2,4,15]	6.00	N/A	161,497
250,000	Taylor Brownfield Redevelopment Authority (NATL Insured)	5.00	5/1/32	283,692
230,000	Universal Academy Michigan Public School Rev.	6.50	12/1/23	238,630

				4,118,754

Minnesota - 1.4%
1,736,148	Intermediate School District 287 Lease Rev. [9]	5.30	11/1/32	1,742,919
170,000	MN Hsg. Fin. Agy. Mtg. Rev. (Mtg. Backed Securities Program) (GNMA/FNMA Collateralized)	4.40	7/1/32	183,646
300,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	315,213

				2,241,778

Mississippi - 0.0%
70,000	MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	6.75	6/1/39	73,171

Missouri - 0.8%
400,000	Kansas City Industrial Dev. Auth. Rev. (Kansas City Pkg. LLC)	5.45	9/1/23	427,468
500,000	Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) [4]	5.75	11/15/36	515,385
295,000	Kirkwood Industrial Dev. Auth. Rev. (Aberdeen Heights)	8.00	5/15/21	331,064

				1,273,917

Montana - 0.7%
240,000	MT Board of Housing Single Family Rev.	4.00	12/1/38	253,310
340,000	MT Board of Housing Single Family Rev. (FHA Insured)	3.75	12/1/38	354,059
150,000	MT Board of Housing Single Family Rev. (G.O. of BRD Insured)	4.70	12/1/26	162,852
419,519	MT Facs. Finance Auth. Rev. (Great Falls Pre-Release Services Proj.)	5.08	4/1/21	433,862

				1,204,083

See accompanying notes to financial statements.

24	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Nebraska - 0.3%
400,000	Douglas Co. Hospital Auth. No. 3 (Methodist Hospital)	5.00	11/1/30	474,744
410,000	Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) [2,5,15]	5.13	N/A	9,738

				484,482

Nevada - 0.5%
700,000	Nevada Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	3.85	10/1/39	723,898
105,000	NV Hsg. Dev. Single Family Mtg. Program Mezzanine (GNMA/FNMA/FHLMC Collateralized)	5.10	10/1/40	109,633

				833,531

New Hampshire - 0.3%
400,000	NH Health & Educ. Facs. Auth. Rev. (Wentworth Douglas Hospital)	6.00	1/1/34	465,260

New Jersey - 0.9%
35,000	NJ Higher Education Assistance Auth. Student Loan Rev.	5.00	12/1/28	38,324
370,000	NJ Hsg. & Mtg. Finance Agy. Rev.	5.05	10/1/39	385,522
550,000	NJ Hsg. & Mtg. Finance Agy. Rev. (Mciver Homes Hsg. Proj.) (FHLMC Collateralized)	3.60	1/1/30	583,143
400,000	NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	4.50	10/1/30	432,120

				1,439,109

New Mexico - 1.4%
480,000	NM Mtg. Fin. Auth. Rev.	3.80	9/1/46	495,720
440,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (FHA Insured)	3.90	9/1/42	453,878
230,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.80	9/1/29	239,738
225,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.35	9/1/30	237,622
465,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.25	9/1/34	490,942
420,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.13	9/1/42	438,753

				2,356,653

New York - 4.8%
350,000	Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	4.00	7/1/33	380,156
250,000	New York City Housing Development Corp. Multifamily Mtg. Rev.	4.60	11/1/36	265,360
250,000	New York City Housing Development Corp. Multifamily Mtg. Rev.	3.30	11/1/41	249,992
500,000	New York City Housing Development Corp. Rev.	3.80	11/1/37	517,555
750,000	New York City Municipal Water Finance Authority	5.00	6/15/38	897,338
500,000	NY Mortgage Agency Rev.	3.75	10/1/38	514,915
500,000	NY Mortgage Agency Rev.	3.70	10/1/38	517,705
500,000	NY Mortgage Agency Rev.	3.80	10/1/40	516,830
540,000	NY Mortgage Agency Rev.	4.13	10/1/40	564,446
200,000	NY Mortgage Agency Rev.	3.75	10/1/42	204,394
5,000	NY Mortgage Agency Rev.	4.75	10/1/42	5,299
200,000	NY State Dormitory Auth. Rev. Ref. (Miriam Osborne Memorial Home)	5.00	7/1/42	212,280
300,000	NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	5.00	5/1/33	361,482
590,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	3.75	11/1/37	612,284
400,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	4.88	11/1/42	429,848
500,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (FNMA/FHLMC Collateralized)	3.65	11/1/34	523,625
1,000,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (SOYMNA Insured)	4.10	5/1/48	1,041,000

				7,814,509

North Dakota - 0.2%
300,000	ND Maple-Steel Joint Water Resource District	4.00	5/1/30	300,168

See accompanying notes to financial statements.

SEPTEMBER 30, 2016	25

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Ohio - 1.0%
636,800	Cuyahoga Co. Hsg. Mtg. Sr. Rev. (R H Myers Apts. Proj.) (GNMA Collateralized)	5.70	3/20/42	663,686
400,000	Dayton-Montgomery County Port Auth. Rev. (Storypoint Troy Proj.)	7.00	1/15/40	412,480
500,000	Lucas Metro Hsg. Auth.	5.00	11/1/36	550,970

				1,627,136

Oklahoma - 0.4%
525,000	Fort Sill Apache Tribe Economic Dev. Auth. [4]	8.50	8/25/26	628,866

Oregon - 1.9%
350,000	Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	3.50	9/1/33	359,936
350,000	Coos Bay G.O. (XLCA Insured)	4.20	12/1/22	352,142
250,000	Forest Grove Rev. (Campus Improvement-Pacific Unv. Proj.)	5.25	5/1/34	286,050
455,000	OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	4.00	7/1/38	471,280
1,000,000	OR State Ref G.O. (Veterans Welfare Service)	3.90	12/1/39	1,060,290
250,000	Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	5.13	7/1/35	261,092
350,000	Port of Morrow G.O.	4.00	6/1/32	356,794

				3,147,584

Pennsylvania - 2.8%
170,000	Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	5.90	8/15/26	184,696
470,000	Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	1.27	10/1/34	380,051
250,000	Central Bradford Progress Auth. Rev. (Guthrie Healthcare System)	5.50	12/1/31	294,107
250,000	Erie Co. Hospital Auth. Rev. (St. Vincent Health Center Proj.)	7.00	7/1/27	266,450
225,000	Lehigh Co. General Purpose Auth. Rev. (Saint Luke’s Bethlehem) [1]	1.57	8/15/42	171,747
250,000	Moon Industrial Dev. Auth. Rev. (Baptist Homes Society Obligation)	5.63	7/1/30	283,638
500,000	PA Hsg. Finance Agy. Rev.	4.05	10/1/40	531,420
500,000	PA Hsg. Finance Agy. Rev.	4.05	10/1/40	523,320
500,000	PA Turnpike Commission Rev. Capital Appreciation [6]	5.13	12/1/35	562,385
1,250,000	PA Turnpike Commission Rev. Capital Appreciation [6]	0.00	12/1/38	1,359,075

				4,556,889

Puerto Rico - 0.2%
335,000	Puerto Rico Ind. Medical & Environmental Pollution Control Facs. Fing. Auth. Rev. (American Home Proj.)	5.10	12/1/18	344,290

Rhode Island - 0.2%
250,000	RI Hsg. & Mortgage Finance Corp. Rev.	3.90	10/1/37	258,660

South Carolina - 0.8%
315,000	SC Education Assistance Auth. Student Loan Rev.	5.10	10/1/29	336,899
71,690	SC Jobs Economic Dev. Auth. Health Care Facs. Rev. (Woodlands at Furman Proj.) [6]	0.04	11/15/47	8,007
250,000	SC Public Service Auth. Rev. (Santee Cooper)	5.00	12/1/38	291,655
500,000	SC Public Service Auth. Rev. (Santee Cooper)	5.75	12/1/43	620,460

				1,257,021

Tennessee - 1.7%
495,000	Metro Govt. Nashville & Davidson Co. Health & Education Facs. Rev. (Prestige Proj.) [2,5]	7.50	12/20/40	494,936
1,850,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	5.35	1/1/19	46,158
7,875,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	5.55	1/1/29	196,481
1,630,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	6.00	1/1/29	16
350,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (Trezevant Manor Proj.)	5.00	9/1/37	373,978
700,000	TN Hsg. Dev. Agency. Rev.	3.88	7/1/35	736,603
430,000	TN Hsg. Dev. Agency. Rev.	3.95	7/1/35	456,097
400,000	TN Hsg. Dev. Agency. Rev.	3.25	7/1/41	398,640

				2,702,909

See accompanying notes to financial statements.

26	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Texas - 5.1%
915,000	Arlington Higher Education Finance Corp., Education Rev. (Arlington Classics Academy)	7.00	8/15/28	1,019,877
200,000	Arlington Higher Education Finance Corp., Education Rev. (Leadership Prep School)	5.00	6/15/36	204,358
1,000,000	Bexar Co. Rev. (Venue Proj.)	5.00	8/15/39	1,138,710
500,000	Dallas/Fort Worth International Airport Rev. (JT Improvement)	5.25	11/1/37	602,825
1,745,617	Galveston Co. Municipal Utility Dist. No. 52 BANS Series 2016A [15]	5.37	N/A	1,308,707
600,000	Harris Co. Cultural Education Facs. Finance Corp. Rev. (Space Center Houston Proj.)	6.75	8/15/21	654,756
400,000	New Hope Cultural Education Facs. Corp. Rev. (Cardinal Bay, Inc.)	5.00	7/1/46	459,168
250,000	New Hope Cultural Education Facs. Corp. Rev. (NCCD-College Station Properties, LLC)	5.00	7/1/35	281,865
250,000	New Hope Cultural Education Facs. Corp. Rev. (Wesleyan Homes Inc. Proj.)	5.50	1/1/35	271,725
229,000	North Central Texas Health Facility Development Corp. (CC Young Memorial Home)	5.38	2/15/25	229,057
250,000	Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	7.50	11/15/34	295,970
500,000	Sugar Land Dev. Corp. Rev. (BAM Insured)	5.00	2/15/33	578,330
300,000	Tarrant County Cultural Education Facs. Finance Corp. Rev. (Air Force Villages Proj.)	5.00	5/15/37	329,931
300,000	Travis County Health Facs. Dev. Corp. Rev. (Longhorn Village Proj.)	7.13	1/1/46	339,879
500,000	TX Grand Parkway Transportation Corp. Rev. [6]	5.50	10/1/35	468,845

				8,184,003

Utah - 0.8%
250,000	UT Charter School Finance Auth. Rev. (Spectrum Academy Proj.) [4]	6.00	4/15/45	265,082
185,000	UT Hsg. Corp. Single Family Mtg. Rev.	5.75	1/1/33	188,818
285,000	UT Hsg. Corp. Single Family Mtg. Rev.	4.60	7/1/34	300,436
500,000	UT Hsg. Corp. Single Family Mtg. Rev. (FHA Insured)	4.00	1/1/36	537,190

				1,291,526

Virginia - 2.7%
500,000	Farms New Kent Community Dev. Auth. Special Assessment [2,5]	5.13	3/1/36	124,950
250,000	VA Hsg. Dev. Auth. Rev.	3.55	5/1/41	255,762
525,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	3.88	1/1/38	543,926
550,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.80	7/1/38	602,118
500,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.75	10/1/38	544,585
500,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.75	10/1/38	544,585
500,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	5.10	10/1/38	554,100
400,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	4.13	7/1/33	426,408
500,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	5.00	12/1/39	536,670
250,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.) (G.O. of Auth. Insured)	4.60	12/1/38	265,255

				4,398,359

Washington - 3.3%
500,000	Pike Place Market Preservation Dev. Auth. Rev.	5.00	12/1/40	579,625
325,000	WA Hsg. Fin. Commission	3.70	12/1/33	338,436
250,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	5.00	7/1/31	273,880
750,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	5.00	7/1/36	816,338
500,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.50	12/1/33	517,965
50,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Non-profit Hsg.)	6.00	10/1/22	56,283
145,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Skyline at First Hill Proj.)	5.25	1/1/17	146,598
1,700,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Skyline at First Hill Proj.)	5.63	1/1/27	1,720,332
300,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Wesley Homes Lea Hill Proj.) [4]	5.00	7/1/36	321,756
400,000	WA Hsg. Fin. Commission Rev. (Heron’s Key Senior Living) [4]	6.50	7/1/30	425,308
120,000	WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA Collateralized)	4.60	10/1/33	124,333

				5,320,854

See accompanying notes to financial statements.

SEPTEMBER 30, 2016	27

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)/ Quantity	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

West Virginia - 0.9%
215,000	WV Hsg. Dev. Fund Rev.	4.50	11/1/31	223,202
250,000	WV Hsg. Dev. Fund Rev.	3.75	11/1/32	264,660
550,000	WV Hsg. Dev. Fund Rev.	3.80	11/1/35	575,460
445,000	WV Hsg. Dev. Fund Rev.	4.10	11/1/45	470,721

				1,534,043

Wisconsin - 3.2%
250,000	WI General Fund Rev. Appropriation Rev.	6.00	5/1/27	281,855
1,000,000	WI Health & Education Facs. Auth. Rev. (Three Pillars Senior Living)	5.00	8/15/43	1,118,110
500,000	WI Health & Educational Facs. Auth. Rev. (Aspirus, Inc. Obligation Group)	5.00	8/15/32	582,815
400,000	WI Health & Educational Facs. Auth. Rev. (Dickson Hollow Proj.)	5.00	10/1/29	424,912
250,000	WI Housing & Economic Dev. Auth. Rev.	3.88	11/1/35	262,002
500,000	WI Public Finance Auth. Rev. (Charter Educational Foundation Proj.) [4]	5.00	6/15/36	503,790
500,000	WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.)	8.25	6/1/46	621,010
500,000	WI Public Finance Auth. Rev. (Rose Villa Proj.)	5.00	11/15/24	548,915
250,000	WI Public Finance Auth. Rev. (Roseman University Health Sciences)	5.00	4/1/25	264,728
500,000	WI Public Finance Auth. Rev. (Roseman University Health Sciences)	5.50	4/1/32	524,880

				5,133,017

Wyoming - 0.7%
650,000	WY Community Dev. Auth. Rev.	3.75	12/1/32	680,615
110,000	WY Community Dev. Auth. Rev.	4.25	12/1/37	111,692
325,000	WY Community Dev. Auth. Rev.	4.05	12/1/38	339,232

				1,131,539

Total Municipal Bonds (cost: $149,364,618)				142,876,380

Investment Companies - 5.7%
59,383	BlackRock Long-Term Municipal Advantage Trust (BTA)			750,601
54,000	BlackRock MuniHoldings Florida Insured Fund (MFL)			862,920
10,000	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)			147,700
21,438	BlackRock MuniHoldings Quality Fund, Inc. (MUS)			311,280
71,171	BlackRock MuniYield Insured Fund (MYI)			1,083,223
21,538	BlackRock MuniYield Michigan Insured Fund (MIY)			325,655
100,415	Deutsche Municipal Income Trust (KTF)			1,414,847
18,400	Invesco Municipal Opportunity Trust (VMO)			262,200
15,000	Invesco Municipal Trust (VKQ)			206,850
25,000	Invesco Quality Municipal Income Trust (IQI)			345,000
40,200	Invesco Van Kampen Advantage Muni Income Trust (VKI)			494,058
15,000	Invesco Van Kampen Trust For Investment Grade Municipals (VGM)			211,500
36,123	Managed Duration Investment Grade Municipal Fund (MZF)			518,726
117,572	Nuveen AMT-Free Quality Municipal Income Fund (NEA)			1,716,551
21,173	Nuveen Quality Municipal Income Fund (NAD)			319,077
15,000	Putnam Municipal Opportunities Trust (PMO)			200,100

Total Investment Companies (cost: $8,099,942)				9,170,288

See accompanying notes to financial statements.

28	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Quantity	Name of Issuer	Fair Value ($)

Short-Term Securities - 6.0%
9,744,325	Dreyfus Tax-Exempt Cash Management Fund, 0.00%
Total Short-Term Securities (cost: $9,744,324)		9,744,325

Total Investments in Securities - 100.0% (cost: $167,208,884)		161,790,993
Other Assets and Liabilities, net - 0.0%		3,022

Total Net Assets - 100.0%		$161,794,015

[1]	Variable rate security. Rate disclosed is as of September 30, 2016.

[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of September 30, 2016 was $2,738,551 and represented 1.7% of net assets.

[4]	144A Restricted Security. The total value of such securities as of September 30, 2016 was $7,393,527 and represented 4.6% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of September 30, 2016 was $2,577,054 and represented 1.6% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[9]	Municipal Lease Security. The total value of such securities as of September 30, 2016 was $3,611,081 and represented 2.2% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2016 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

		Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Municipal Bonds	—	142,876,380	—	142,876,380
Investment Companies	9,170,288	—	—	9,170,288
Short-Term Securities	9,744,325	—	—	9,744,325

Total:	18,914,613	142,876,380	—	161,790,993

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to financial statements.

SEPTEMBER 30, 2016	29

Sit Minnesota Tax-Free Income Fund

OBJECTIVE & STRATEGY

The investment objective of the Minnesota Tax-Free Income Fund is to provide a high level of current income exempt from federal regular income tax and Minnesota regular personal income tax as is consistent with the preservation of capital.

During normal market conditions, the Fund invests 100% of its net assets in municipal securities that generate interest income that is exempt from federal regular income tax and Minnesota regular personal income tax. The Fund anticipates that substantially all of its distributions to its shareholders will be exempt as such. For investors subject to the alternative minimum tax (“AMT”), up to 20% of  the Fund’s income may be alternative minimum taxable income.

The Sit Minnesota Tax-Free Income Fund provided a total return of +2.43% for the 6-month period ended September 30, 2016, outpacing the +1.14% return for its benchmark, the Bloomberg Barclays 5-Year Municipal Bond Index. The Fund’s 30-day SEC yield was 1.88%, which compared favorably to the yield of 1.31% for the benchmark index. The Fund’s 12-month distribution rate was 3.07%.

Flows into tax-exempt bond funds have been strong and steady over the past year. As of September 28, 2016, net inflows into these funds hit the 52 consecutive week mark, which totaled approximately $59.3 billion. Further, these inflows have amounted to about $50.4 billion thus far in 2016, and $36.0 billion over the past six months. Relative to total assets, flows into Minnesota funds have been similar, with one year inflows into all municipal bond funds equating to about 8% of assets under management, whereas inflows into Minnesota municipal bond funds has been closer to about 7% of assets under management. These strong inflows have persisted due to some combination of the tax-exempt nature of most municipal bonds, their historically favorable risk/return profile relative to other asset classes, and their reasonable yields relative to the incredibly low yielding environment across the globe (approximately $11 trillion of bonds worldwide had negative yields as of September 30). To be sure, these inflows into municipal bond funds have continued in spite of yields that remain historically low. The 30-year yield on a AAA-rated general obligation bond as of September 30, 2016 was 2.31%, down 38 basis points from six months earlier, and 51 basis points from the conclusion of last year, although it’s off its low of 1.93% in early July. Municipal bond issuance in September was $38.3 billion, bringing year-to-date total issuance to $336.6 billion, which is about 6% higher than the total over the same period last year, which ended as the 5th highest for annual issuance on record. $205 billion of the $336.6 billion issued, or 60.9%, have been refundings. However, issuance of Minnesota bonds has been substantially lower. These lower rates have also encouraged issuance of lower coupon bonds; indeed, the proportion of bonds issued with coupons less than or equal to 4.25% thus far in 2016 totals approximately 53%, versus an average of about 33% issued with like coupons from 2011 through 2015. The combination of lack of Minnesota supply, low coupons, and high demand for Minnesota bonds has created a challenging investing environment for the Fund.

The strong outperformance for the Fund in the past 6-month period was driven by multiple forces. The largest contributor to the Fund’s relative performance has been a longer duration position than the Bloomberg Barclays 5-Year Municipal Bond Index. As long-term yields have experienced a net decline through the year, longer duration bonds have substantially outperformed the shorter end of the curve, all else equal. The Fund’s duration stood at 5.2 years as of September 30, 2016, longer than the benchmark’s duration of 3.9 years. Additional support for the Fund’s performance has been its distribution within credit quality. As of September 30, 2016, the Fund

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Bloomberg Barclays 5-Year Municipal Bond Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1  The Bloomberg Barclays 5-Year Municipal Bond Index is the 5 year (4-6) component of the Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

held 20.9% and 27.0% of assets in A-rated and non-rated bonds, respectively. As credit spreads have tightened over the past six and twelve month periods, lower rated bonds have generally outperformed their higher rated counterparts, providing a strong tailwind for the Fund. Strong security selection within the Multi-Family Housing, Healthcare, and Education sectors also contributed meaningfully to the period’s good performance.

Finally, the Fund’s focus on relatively higher coupon bonds has continued to provide a higher income return than the benchmark. The Fund will continue to maintain a longer duration than the benchmark. The Fund’s emphasis on income as the chief source of total return has continued to reward shareholders over the long term, and positioning into higher income producing credits remains a priority. Focus on credit analysis will also continue as a key driver of opportunity to outperform. We remain diversified on an industry and issuer basis in order to manage credit and liquidity risk, and we continue to believe the Fund is positioned to achieve attractive risk-adjusted returns going forward.

Michael C. Brilley      Paul J. Jungquist, CFA

Senior Portfolio Managers

30	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2016
	Sit Minnesota Tax-Free Income Fund	Bloomberg Barclays 5-Year Muni. Bond Index[1]	Lipper MN Muni. Bond Fund Index[2]

Six Months	2.43%	1.14%	n/a
One Year	5.57	2.98	4.90%
Five Years	4.63	2.63	4.29
Ten Years	4.57	4.08	4.34
Since Inception (12/1/93)	4.93	4.50	4.67

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

1  The Bloomberg Barclays 5-Year Municipal Bond Index is the 5 year (4-6) component of the Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index made for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

2  The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

Multifamily Mortgage	18.3%
Hospital / Health Care	16.9%
Single Family Mortgage	14.2%
Education/Student Loan	13.0%
Municipal Lease	8.3%
Other Revenue Bonds	5.7%
Sectors less than 5.0%	20.7%
Cash & Other Net Assets	2.9%

Based on total net assets as of September 30, 2016. Subject to change.

PORTFOLIO SUMMARY

Net Asset Value 9/30/16:	$10.73 Per Share
Net Asset Value 3/31/16:	$10.63 Per Share
Total Net Assets:	$573.4 Million
Average Maturity:	15.6 Years
Effective Duration[3]:	5.2 Years

3  Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

QUALITY RATINGS (% of Total Net Assets)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

Adviser’s Assessment of Non-Rated Securities:

AAA	0.0%
AA	1.0
A	0.3
BBB	7.0
BB	18.7
<BB	0.0
Total	27.0%

SEPTEMBER 30, 2016	31

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Minnesota Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 95.8%
Education/Student Loan - 13.0%
295,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/27	321,172
275,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/32	297,393
2,435,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/43	2,613,631
750,000	Baytown Township Rev. (St. Croix Prep)	4.00	8/1/36	755,437
750,000	Baytown Township Rev. (St. Croix Prep)	4.00	8/1/41	752,392
1,000,000	Baytown Township Rev. (St. Croix Prep)	4.25	8/1/46	1,016,860
530,000	Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	5.25	7/1/30	549,144
575,000	Cologne Charter School Lease Rev. (Cologne Academy Proj.)	5.00	7/1/29	639,693
500,000	Cologne Charter School Lease Rev. (Cologne Academy Proj.)	5.00	7/1/34	546,960
585,000	Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	5.25	7/1/37	647,168
600,000	Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	5.25	7/1/40	662,352
2,065,000	Duluth Hsg. & Redev. Auth. Lease Rev. (Edison Academy)	5.00	11/1/21	2,188,838
580,000	Forest Lake Charter School Lease Rev. (Lake International Language Academy)	4.50	8/1/26	624,300
500,000	Forest Lake Charter School Lease Rev. (Lake International Language Academy)	5.50	8/1/36	551,285
375,000	Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	4.00	7/1/28	376,489
625,000	Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	5.00	7/1/31	672,406
1,000,000	Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	5.00	7/1/36	1,055,220
460,000	Hugo Charter School Lease Rev. (Noble Academy Proj.)	4.00	7/1/21	475,677
750,000	Hugo Charter School Lease Rev. (Noble Academy Proj.)	5.00	7/1/29	796,958
1,000,000	Hugo Charter School Lease Rev. (Noble Academy Proj.)	5.00	7/1/34	1,047,010
500,000	Independence Charter School Lease Rev. (Beacon Academy Proj.)	4.25	7/1/26	498,195
750,000	Independence Charter School Lease Rev. (Beacon Academy Proj.)	4.75	7/1/31	759,300
1,200,000	Independence Charter School Lease Rev. (Beacon Academy Proj.)	5.00	7/1/36	1,213,764
1,590,000	Minneapolis Charter School Lease Rev. (Hiawatha Academy Proj.)	4.00	7/1/26	1,601,432
1,000,000	Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.)	6.25	3/1/21	1,002,990
600,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/22	608,670
160,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/23	162,302
1,000,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/37	1,011,820
1,000,000	MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	4.00	3/1/43	1,073,010
199,977	MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	4.49	10/1/16	199,983
1,150,000	MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	5.00	3/1/37	1,356,092
400,000	MN Higher Education Fac. Auth. Rev. (College of St. Scholastica Inc.)	4.00	12/1/32	416,180
750,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/32	875,025
1,000,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/40	1,156,500
1,000,000	MN Higher Education Fac. Auth. Rev. (Macalester College)	3.00	5/1/32	1,024,580
500,000	MN Higher Education Fac. Auth. Rev. (Macalester College)	3.25	5/1/36	513,425
750,000	MN Higher Education Fac. Auth. Rev. (Macalester College-Seven-I)	5.00	6/1/35	845,370
400,000	MN Higher Education Fac. Auth. Rev. (Minneapolis College of Art)	3.00	5/1/23	421,452
250,000	MN Higher Education Fac. Auth. Rev. (Minneapolis College of Art)	4.00	5/1/24	275,352
500,000	MN Higher Education Fac. Auth. Rev. (St. Olaf College)	4.00	10/1/32	566,015
500,000	MN Higher Education Fac. Auth. Rev. (St. Olaf College)	4.00	10/1/34	563,185
500,000	MN Higher Education Fac. Auth. Rev. (St. Olaf College)	4.00	10/1/35	560,370
345,000	MN Higher Education Fac. Auth. Rev. (St. Olaf College)	5.00	10/1/20	345,041
350,000	MN Higher Education Fac. Auth. Rev. (St. Olaf College)	5.00	12/1/30	429,009
1,500,000	MN Higher Education Fac. Auth. Rev. (St. Olaf College)	5.00	12/1/31	1,830,285
1,400,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	5.00	12/1/27	1,442,910
1,800,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	6.30	12/1/40	2,010,024
1,120,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4.00	4/1/17	1,137,494
750,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4.00	4/1/31	848,018
3,150,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4.00	4/1/39	3,480,088
750,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	5.00	4/1/35	896,512

See accompanying notes to financial statements.

32	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,250,000	Moorhead Educational Fac. Rev. (Concordia College Corp. Proj.)	5.00	12/1/40	1,451,238
616,123	Olmsted Co. Hsg. & Redev. Auth. (Schaeffer Academy Proj.)	4.98	4/25/27	652,647
385,000	Ramsey Lease Rev. (Pact Charter School Proj.)	5.00	12/1/26	417,378
1,850,000	Ramsey Lease Rev. (Pact Charter School Proj.)	5.50	12/1/33	2,021,662
3,500,000	Rice Co. Educational Fac. Rev. (Shattuck-St. Mary’s School)	5.00	8/1/22	3,774,785
350,000	St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	3.00	4/1/21	350,392
1,850,000	St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	5.00	4/1/36	1,915,102
700,000	St. Paul Hsg. & Redev. Auth.	5.00	12/1/30	778,743
1,000,000	St. Paul Hsg. & Redev. Auth.	5.00	12/1/37	1,089,410
705,000	St. Paul Hsg. & Redev. Auth.	5.00	12/1/46	763,621
535,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	4.00	7/1/23	555,180
855,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	5.00	7/1/33	909,267
500,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	5.00	7/1/44	527,185
1,300,000	St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	4.25	12/1/23	1,384,071
1,500,000	St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	5.00	12/1/33	1,602,345
720,000	St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	4.50	12/1/29	777,118
1,150,000	St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	4.63	3/1/43	1,196,253
1,610,000	St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	4.00	7/1/25	1,682,530
955,000	St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	5.00	7/1/35	998,309
205,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong Academy Proj.)	5.50	9/1/18	205,402
295,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	4.75	9/1/22	315,104
500,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	5.00	9/1/27	530,465
620,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Nova Classical Academy Proj.)	5.70	9/1/21	687,636
1,000,000	University of Minnesota Rev.	5.00	4/1/41	1,226,420
1,610,000	Victoria Private School Fac. Rev. (Holy Family Catholic High)	4.00	9/1/23	1,597,474
510,000	Victoria Private School Fac. Rev. (Holy Family Catholic High)	4.60	9/1/29	504,599
355,000	Woodbury Charter School Lease Rev. (MSA Building)	5.00	12/1/27	385,086
225,000	Woodbury Charter School Lease Rev. (MSA Building)	5.00	12/1/32	242,784

				74,256,984

Escrowed To Maturity/Prerefunded - 3.0%
905,000	Brooklyn Park Lease Rev. (Prairie Seeds Academy Proj.)	8.00	3/1/20	949,942
140,000	City of Minneapolis Rev. (Fairview Health Services)	6.50	11/15/38	156,345
545,000	County of Douglas, Rev. (Douglas County Hospital)	6.00	7/1/28	593,118
1,280,000	Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	5.13	7/1/33	1,560,832
1,005,000	Douglas Co. Gross Health Care Facs. Rev. (Douglas Co. Hospital Proj.)	6.00	7/1/28	1,093,731
1,500,000	Minneapolis National Marrow Donor Program Rev.	4.88	8/1/25	1,607,985
1,250,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	6.00	10/1/25	1,250,188
2,000,000	Southern MN Power Agy. Power Supply System Rev.	5.25	1/1/30	2,192,620
1,225,000	St. Cloud Health Care Rev. (CentraCare Health System Proj.)	5.50	5/1/39	1,368,043
2,000,000	St. Louis Park Health Care Facs. Rev. (Park Nicollet Health Proj.)	5.50	7/1/29	2,248,980
4,200,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	5.25	5/15/36	4,223,268

				17,245,052

General Obligation - 4.5%
1,000,000	Bemidji Sales Tax G.O.	5.00	2/1/34	1,140,350
1,350,000	Bemidji Sales Tax G.O.	6.00	2/1/41	1,598,872
5,000,000	Cloquet Independent School District No. 94	4.00	2/1/36	5,443,200
600,000	Columbia Heights G.O. (Public Safety Center)	4.50	2/1/35	625,098
650,000	Dakota Co. Community Dev. Agy. Sr. Hsg. Facs. G.O.	5.00	1/1/26	669,740
400,000	Fridley Independent School District No. 14	4.00	2/1/30	455,748
1,300,000	Glencoe-Silver Lake Independent School District No. 2859	4.00	2/1/40	1,425,359

See accompanying notes to financial statements.

SEPTEMBER 30, 2016	33

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

685,000	Lakeville City G.O.	2.00	2/1/17	687,877
1,050,000	Minneapolis G.O.	2.00	12/1/16	1,052,300
750,000	Northland Independent School District No. 118	5.00	2/1/17	760,192
500,000	Perham Independent School District No. 549	4.00	2/1/29	560,590
1,000,000	Puerto Rico Public Improvement G.O. [2,5,11]	6.00	7/1/28	626,250
1,050,000	Robbinsdale Independent School District No. 281	4.00	2/1/31	1,186,374
5,000,000	South Washington Co. Independent School District No. 833	4.00	2/1/31	5,674,400
410,000	St. Cloud G.O.	3.00	2/1/17	413,096
400,000	St. Cloud Independent School District No. 742	4.00	2/1/30	453,904
765,000	St. Francis Independent School District No. 15	3.00	2/1/30	793,083
600,000	St. Francis Independent School District No. 15	3.00	2/1/31	617,544
480,000	Watkins G.O.	4.00	1/1/34	492,350
735,000	Watkins G.O.	4.00	1/1/38	752,772
360,000	Waubun-Ogema-White Earth Independent School District No. 435	3.75	2/1/18	363,632

				25,792,731

Hospital/Health Care - 16.9%
1,135,000	Anoka Health Care and Hsg. Facs. Rev.	5.38	11/1/34	1,233,291
1,500,000	Anoka Health Care and Hsg. Facs. Rev. (Walker Methodist Plaza)	5.25	7/1/35	1,540,170
3,840,000	Breckenridge Rev. (Catholic Health Initiatives Proj.)	5.00	5/1/30	3,853,171
1,000,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	4.00	11/1/39	1,077,270
3,000,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	4.50	11/1/34	3,420,240
250,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	5.00	11/1/29	301,965
500,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	5.00	11/1/44	579,485
365,000	Cold Spring Health Care Facs. Rev. (Assumption Home, Inc. Proj.)	7.25	3/1/23	371,384
2,000,000	Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	5.75	8/1/30	2,093,480
1,050,000	Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	6.00	8/1/35	1,092,452
1,570,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	4.75	6/15/22	1,687,907
1,600,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	5.75	6/15/32	1,808,560
2,000,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	6.00	6/15/39	2,275,400
1,000,000	Fergus Falls Health Care & Hsg. Fac. Rev. (Lake Region Healthcare Proj.)	5.15	8/1/35	1,013,180
2,110,000	Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	4.00	4/1/31	2,251,623
1,350,000	Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	5.38	8/1/34	1,419,633
500,000	Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	5.75	2/1/44	529,010
1,900,000	Hayward Hsg. & Health Care Fac. Rev. (St. John Lutheran Home of Albert Lea Proj.)	5.00	10/1/34	1,999,769
1,200,000	Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	5.25	5/1/25	1,228,932
200,000	Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	5.25	5/1/28	204,516
1,275,000	Maple Grove Health Care System Rev. (Memorial Health Care)	4.00	9/1/35	1,369,975
4,590,000	Minneapolis Health Care System Rev. (Fairview Health Services)	5.00	11/15/34	5,487,850
70,000	Minneapolis Pooled Rev. (Care Choice Member Proj.)	5.75	4/1/19	70,130
1,705,000	Minneapolis Rev. Ref. (Walker Campus)	4.50	11/15/20	1,827,436
550,000	Moorhead Economic Dev. Auth. Rev.	4.60	9/1/25	565,460
500,000	New River Medical Center Rev.	4.40	12/1/16	502,470
1,500,000	Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	5.50	8/1/28	1,673,190
1,000,000	Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	6.00	8/1/36	1,131,300
750,000	Proctor Assisted Living Facs. Rev. (Golden Oaks Assisted Living)	5.00	12/1/36	771,788
9,250,000	Rochester Health Care Facs. Rev. (Mayo Clinic)	5.00	11/15/33	12,434,498
1,500,000	Rochester Health Care Facs. Rev. (Olmsted Medical Center Proj.)	5.88	7/1/30	1,724,340
1,000,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/26	1,224,980
745,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/28	899,841
325,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/29	390,192
1,350,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/34	1,587,910

See accompanying notes to financial statements.

34	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

2,500,000	St. Cloud Health Care Rev. (CentraCare Health System Proj.)	4.00	5/1/37	2,752,850
3,750,000	St. Cloud Health Care Rev. (CentraCare Health System Proj.)	5.00	5/1/46	4,474,088
2,250,000	St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2.00	6/1/41	2,245,320
1,315,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Allina Health System Proj.)	5.00	11/15/16	1,322,035
1,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthEast Care System Proj.)	5.00	11/15/26	1,123,260
1,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthEast Care System Proj.)	5.25	11/15/28	1,126,360
1,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthEast Care System Proj.)	5.25	11/15/35	1,114,180
4,800,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	5.00	7/1/32	5,758,800
2,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	5.00	7/1/33	2,392,540
525,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	4.25	11/1/25	542,892
750,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	4.75	11/1/31	777,570
260,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.00	5/1/33	278,177
2,150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.00	5/1/38	2,283,558
500,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.15	11/1/42	522,340
2,134,006	St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	5.63	10/1/33	2,153,639
1,000,000	Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	4.25	8/1/24	1,054,000
1,450,000	Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	4.75	8/1/29	1,528,286
1,000,000	Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	5.00	8/1/39	1,057,940
525,000	West St. Paul Health Care (Walker Thompson Hill)	6.75	9/1/31	559,099
1,300,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.) [2,5]	6.00	9/1/25	1,040,000
1,250,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.) [2,5]	6.50	9/1/34	1,000,000

				96,749,732

Industrial/Pollution Control - 0.2%
1,000,000	St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) [8]	4.50	10/1/37	894,350

Insured - 1.4%
500,000	Guam Power Auth. Rev. (AGM Insured) [11]	5.00	10/1/30	586,920
200,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev. (NATL Insured)	4.50	1/1/32	201,826
2,750,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev. (NATL Insured)	5.00	1/1/22	2,778,572
1,750,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev. (NATL Insured)	5.00	1/1/25	1,768,182
885,000	Minneapolis Health Care System Rev. (Fairview Health Services) (AGC Insured)	6.50	11/15/38	978,792
75,000	MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	4.00	3/1/20	75,219
90,000	MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	4.00	3/1/22	90,266
600,000	Puerto Rico Public Improvement G.O. (AGM Insured) [11]	5.13	7/1/30	600,930
1,000,000	Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) (NATL Insured) [11]	5.00	10/1/23	1,003,420

				8,084,127

Multifamily Mortgage - 18.3%
785,000	Anoka Co. Hsg. & Redev. Rev. (Recovery Zone Fac.-Park River Estates)	6.50	11/1/25	801,673
500,000	Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	3.90	2/1/31	506,475
500,000	Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	4.15	2/1/36	506,430
750,000	Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	4.40	2/1/40	759,570
1,500,000	Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	5.75	7/1/35	1,591,710
250,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	6/1/21	256,000
300,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	12/1/21	307,047
375,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	6/1/22	384,712
385,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	12/1/22	394,814
1,000,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	6.00	12/1/30	1,025,440
795,000	Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	6.00	1/1/27	831,014
750,000	Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	6.00	8/1/33	838,898
1,020,000	Cloquet Hsg. Fac. Ref. (HADC Cloquet LLC Proj.)	5.00	8/1/38	1,061,208
1,000,000	Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	5.00	1/1/34	1,045,210
1,000,000	Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	5.25	1/1/40	1,044,290

See accompanying notes to financial statements.

SEPTEMBER 30, 2016	35

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

2,185,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	5.00	12/1/31	2,187,185
3,605,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	6.00	12/1/46	3,611,525
2,500,000	Crystal Multifamily Hsg. Rev. (Cavanagh Proj.)	5.25	6/1/31	2,595,275
3,500,000	Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	4.00	1/1/42	3,683,785
750,000	Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC)	5.00	8/1/36	777,195
500,000	Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC)	5.00	8/1/51	511,390
1,345,000	Deephaven Hsg. & Healthcare Rev. (St. Therese Senior Living Proj.)	5.00	4/1/38	1,411,914
285,000	Ely Hsg. & Redev. Auth.	4.20	11/1/26	285,855
250,000	Inver Grove Heights Nursing Home Rev. Ref. (Presbyterian Homes)	5.38	10/1/26	250,332
1,210,000	Maplewood Multifamily Hsg. Rev. (Park Edge Apartments Proj.) [8]	6.50	5/1/29	1,211,295
2,765,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	4.75	1/20/42	2,767,516
680,000	Minneapolis Hsg. Rev. (Keeler Apartments Proj.)	5.00	10/1/37	684,291
130,000	Minneapolis Multifamily Hsg. Rev. (Blaisdell Apartments Proj.) [8]	5.10	4/1/17	130,108
1,015,000	Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	5.75	7/15/31	1,125,391
375,000	Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	4.75	11/1/28	395,910
1,500,000	Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	5.00	11/1/35	1,563,105
350,000	Minnetonka Multifamily Hsg. Rev. Ref. (Archer Heights Apartments Proj.) (GNMA Collateralized) [8]	5.20	1/20/18	350,970
250,000	MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	5.05	8/1/31	275,578
2,560,000	MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	5.25	8/1/40	2,731,725
1,760,000	MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	5.45	8/1/41	1,934,381
1,000,000	MN Hsg. Fin. Agy. Rental Hsg. Rev.	5.20	8/1/43	1,115,380
270,000	MN Hsg. Fin. Agy. Rev.	4.00	8/1/29	303,996
255,000	MN Hsg. Fin. Agy. Rev.	4.00	8/1/31	282,165
155,000	MN Hsg. Fin. Agy. Rev.	4.00	8/1/33	170,998
335,000	MN Hsg. Fin. Agy. Rev.	4.00	8/1/34	367,364
335,000	MN Hsg. Fin. Agy. Rev.	4.00	8/1/35	366,815
1,000,000	MN Hsg. Fin. Agy. Rev. (St. Appropriation)	5.00	8/1/33	1,193,360
2,000,000	MN Hsg. Fin. Agy. Rev. (St. Appropriation)	5.00	8/1/34	2,378,820
1,000,000	MN Hsg. Fin. Agy. Rev.(St. Appropriation)	5.00	8/1/35	1,185,470
280,000	Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	4.65	9/1/26	287,440
210,000	Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	4.70	9/1/27	215,630
1,000,000	Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	5.00	9/1/32	1,030,060
250,000	Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	5.13	9/1/37	257,402
1,500,000	New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	5.00	8/1/39	1,544,235
620,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	5.63	10/1/17	640,448
1,000,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	6.00	10/1/33	1,027,890
1,000,000	Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	6.00	8/1/25	1,090,840
1,000,000	Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	6.25	8/1/33	1,096,770
875,000	Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	5.00	4/1/34	922,898
1,950,000	Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	5.00	12/1/30	2,139,150
1,000,000	Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	5.00	12/1/49	1,068,180
430,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.25	12/1/17	446,164
455,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.50	12/1/18	487,123
475,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.75	12/1/19	525,260
2,300,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	7.38	12/1/41	2,560,268
720,000	Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	6.38	12/1/33	828,770
2,500,000	Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	6.50	12/1/35	2,877,650
4,000,000	Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) (FHLMC)	3.75	6/1/29	4,273,440
1,795,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	4.00	9/1/20	1,885,989
1,135,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.25	9/1/27	1,235,584
100,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.25	9/1/30	108,004
2,150,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.30	9/1/37	2,325,784

See accompanying notes to financial statements.

36	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,705,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	5.13	1/1/39	1,767,659
250,000	St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	5.75	12/1/28	275,710
2,000,000	St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	6.00	12/1/30	2,219,440
240,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	2/1/22	244,018
275,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	8/1/22	279,524
175,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	2/1/24	178,005
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	8/1/24	152,502
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.50	2/1/25	152,583
3,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	6.25	8/1/30	3,075,630
1,285,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.20	11/1/22	1,287,339
1,000,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.30	11/1/30	1,001,200
2,590,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.38	5/1/43	2,592,642
4,710,000	St. Paul Hsg. & Redev. Auth. Multifamily Rev. Ref. (Univ. & Dale Proj.) (GNMA Collateralized) [8]	4.82	7/20/46	4,714,993
2,515,000	St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	5.70	8/1/36	2,675,658
95,000	Stillwater Multifamily Hsg. Rev. (Orleans Homes LP Proj.) [8]	5.00	2/1/17	95,410
500,000	Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	4.00	8/1/31	509,760
1,000,000	Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	4.25	8/1/43	992,030
730,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.20	5/1/25	790,393
790,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.25	11/1/26	852,228
1,250,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.50	11/1/32	1,354,238
1,135,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.75	11/1/39	1,224,801
2,610,000	Willmar Hsg. & Redev. Auth. Multifamily Rev. (Eagle Ridge Apartments)	4.63	4/1/30	2,665,097

				105,179,424

Municipal Lease [9] - 8.3%
500,000	Anoka Co. Hsg. & Redev. Rev.	5.63	5/1/22	540,050
500,000	Anoka Co. Hsg. & Redev. Rev.	6.63	5/1/30	538,231
500,000	Anoka Co. Hsg. & Redev. Rev.	6.88	5/1/40	537,870
500,000	Anoka-Hennepin Independent School District No. 11 Lease Rev.	3.75	2/1/35	522,655
600,000	Anoka-Hennepin Independent School District No. 11 Lease Rev.	4.00	2/1/41	640,800
1,100,000	Chaska Economic Dev. Auth. Lease Rev.	4.00	2/1/31	1,241,086
690,000	Chaska Economic Dev. Auth. Lease Rev.	4.00	2/1/33	771,282
500,000	Chaska Economic Dev. Auth. Lease Rev.	4.00	2/1/35	553,725
1,000,000	Duluth Independent School District No. 709	4.00	2/1/27	1,156,160
1,300,000	Duluth Independent School District No. 709	4.00	2/1/28	1,479,816
2,000,000	Duluth Independent School District No. 709	5.00	2/1/25	2,478,440
2,000,000	Duluth Independent School District No. 709	5.00	2/1/26	2,513,100
1,000,000	Golden Valley Hsg. & Redev. Auth. Rev.	4.00	2/1/30	1,090,930
500,000	Golden Valley Hsg. & Redev. Auth. Rev.	4.00	2/1/32	542,010
1,030,000	Goodhue Co. Education District No. 6051 Lease Rev.	5.00	2/1/34	1,191,864
1,500,000	Goodhue Co. Education District No. 6051 Lease Rev.	5.00	2/1/39	1,716,345
1,000,000	Guam Education Fin. Foundation [11]	5.00	10/1/21	1,141,110
1,730,000	Guam Education Fin. Foundation [11]	5.00	10/1/22	2,013,149
5,816,095	Intermediate School District No. 287 Lease Rev.	5.30	11/1/32	5,838,778
450,000	Minnetonka Independent School District No. 276	4.00	3/1/30	496,638
340,000	Minnetonka Independent School District No. 276	4.00	2/1/33	365,571
300,000	Minnetonka Independent School District No. 276	4.00	3/1/33	326,595
400,000	Minnetonka Independent School District No. 276	4.00	2/1/36	427,680
3,000,000	MN General Fund Rev. (Appropriation)	3.00	3/1/30	3,070,950
4,000,000	MN General Fund Rev. (Appropriation)	4.00	3/1/26	4,484,720
2,000,000	MN Hsg. Fin. Agy. Non-Profit Hsg. Rev. (St. Appropriation)	5.00	8/1/31	2,290,120
300,000	MN Hsg. Fin. Agy. Rev. (St. Appropriation)	5.00	8/1/35	344,853

See accompanying notes to financial statements.

SEPTEMBER 30, 2016	37

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,000,000	Northeastern Metropolitan Intermediate School District No. 916	5.00	2/1/34	1,181,260
1,000,000	Osseo Independent School District No. 279	4.00	2/1/28	1,111,160
1,000,000	Plymouth Intermediate District No. 287	3.00	5/1/28	1,048,420
1,335,000	Plymouth Intermediate District No. 287	3.00	5/1/32	1,366,519
500,000	Plymouth Intermediate District No. 287	4.00	5/1/26	574,705
290,000	Plymouth Intermediate District No. 287	4.00	5/1/27	330,965
300,000	Plymouth Intermediate District No. 287	4.00	5/1/29	337,623
300,000	Plymouth Intermediate District No. 287	4.00	5/1/30	336,051
470,000	Plymouth Intermediate District No. 287	4.00	5/1/31	524,163
1,270,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.13	10/1/20	1,273,696
400,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.25	10/1/25	401,032
340,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.38	10/1/30	340,806
678,240	Winona School District 861 Lease Purchase	6.04	8/1/24	679,746

				47,820,674

Municipal Money Market - 0.9%
2,200,000	City of Minneapolis Rev. (Univ. Gateway Proj.) [1]	0.83	12/1/27	2,200,000
500,000	City of Minneapolis Rev. (Univ. Gateway Proj.) [1]	0.83	6/1/32	500,000
2,320,000	Minneapolis Hsg. Dev. Rev. (One Ten Grant Proj.) (FNMA) [1]	0.83	9/1/26	2,320,000

				5,020,000

Other Revenue Bonds - 5.7%
250,000	Bloomington Port Auth. Recovery Zone Fac. Rev. (Radisson Blu MOA LLC)	6.25	12/1/16	250,717
517,209	Crystal Governmental Fac. Rev.	5.10	12/15/26	610,762
290,000	Minneapolis Community Dev. Agy. Limited Tax Common Bond Fund (Discount Steel) [8]	5.25	6/1/19	291,467
110,000	Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	4.00	6/1/27	124,262
165,000	Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	4.00	6/1/29	183,726
125,000	Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	4.00	6/1/30	138,969
250,000	Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	4.00	6/1/31	275,920
215,000	Minneapolis Tax Increment Rev.	3.05	3/1/21	220,824
320,000	Minneapolis Tax Increment Rev.	3.50	3/1/23	334,029
170,000	Minneapolis Tax Increment Rev.	3.80	3/1/25	177,885
200,000	Minneapolis Tax Increment Rev.	4.00	3/1/27	210,402
260,000	Minneapolis Tax Increment Rev.	4.00	3/1/30	267,410
1,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.00	12/1/40	1,171,860
2,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.25	12/1/30	2,363,320
1,175,000	Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	5.00	2/15/27	1,184,776
3,500,000	Northeastern Metropolitan Intermediate School District No. 916	4.00	2/1/38	3,775,100
1,000,000	St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	5.00	2/1/23	1,023,770
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	4.75	12/1/26	517,820
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	5.00	12/1/32	523,210
550,000	St. Paul Hsg. & Redev. Auth. Rev. (Ordway Center Performing Arts Proj.)	2.20	7/1/18	550,204
1,043,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	6.38	2/15/28	1,049,863
698,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	6.75	3/1/28	699,584
745,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	6.50	3/1/29	790,736
972,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.00	2/15/28	980,622
823,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.50	2/15/28	824,893
175,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/19	183,064
180,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/19	189,936
185,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/20	196,255
220,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/20	235,226
225,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/21	241,466
1,000,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/26	1,067,020

See accompanying notes to financial statements.

38	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

930,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/29	987,669
3,875,000	St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	5.00	8/1/36	3,878,952
3,000,000	St. Paul Port Auth. Rev. (Amherst H. Wilder Foundation)	5.00	12/1/36	3,291,360
715,000	St. Paul Recreational Facs. Gross Rev. (Highland National Proj.)	5.00	10/1/25	717,138
325,000	Swift Co. Hsg. & Redevelopment Auth.	3.20	2/1/33	328,270
500,000	Territory of Guam. Rev. [11]	5.00	12/1/46	584,680
2,000,000	Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	5.00	10/1/42	1,957,280

				32,400,447

Public Facilities - 0.4%
1,250,000	Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	4.00	2/1/32	1,392,012
1,075,000	St. Paul Hsg. & Redev. Auth. Parking Rev. (Smith Ave. Proj.)	5.00	8/1/35	1,089,362

				2,481,374

Sales Tax Revenue - 2.4%
2,000,000	American Samoa Economic Development Authority Rev. [11]	6.25	9/1/29	2,071,020
2,750,000	Guam Govt. Business Privilege Tax Rev. [11]	5.00	11/15/35	3,178,972
1,825,000	Guam Govt. Business Privilege Tax Rev. [11]	5.25	1/1/36	2,023,104
2,000,000	Hennepin Co. Sales Tax Rev.	4.75	12/15/37	2,095,120
900,000	Puerto Rico Sales Tax Financing Corp. Rev. [11]	5.00	8/1/26	471,600
1,500,000	Puerto Rico Sales Tax Financing Corp. Rev. [6,11]	6.25	8/1/33	479,775
1,500,000	St. Paul Sales Tax Rev.	5.00	11/1/29	1,819,230
1,400,000	St. Paul Sales Tax Rev.	5.00	11/1/31	1,684,312

				13,823,133

Single Family Mortgage - 14.2%
1,360,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	4.45	12/1/32	1,466,814
630,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.63	12/1/30	671,624
875,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.88	12/1/33	942,375
139,838	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.13	12/1/40	140,599
26,376	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.15	12/1/38	26,991
181,027	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.30	12/1/39	186,776
565,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	4.45	12/1/27	614,957
9,174	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	5.00	12/1/38	9,177
157,286	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.25	12/1/40	157,967
7,414	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	5.45	4/1/27	7,415
70,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.52	3/1/41	74,056
4,470,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA)	4.40	7/1/32	4,828,807
4,175,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.45	7/1/31	4,471,717
2,340,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.70	1/1/31	2,548,447
1,500,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. [8]	3.20	1/1/33	1,521,735
1,870,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.30	7/1/29	1,980,124
3,725,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	3,913,895
2,035,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	3.63	7/1/25	2,193,832
2,650,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	3.90	7/1/30	2,802,004
1,530,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured) [8]	5.10	7/1/38	1,536,395
2,650,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	3.10	7/1/31	2,703,000
4,680,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3.10	7/1/35	4,694,134
2,600,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3.15	1/1/37	2,611,804
2,145,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3.35	7/1/29	2,221,255
9,685,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3.50	1/1/32	10,154,238
7,385,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3.60	7/1/31	7,795,089
2,735,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3.60	7/1/33	2,850,034

See accompanying notes to financial statements.

SEPTEMBER 30, 2016	39

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

6,185,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3.80	7/1/38	6,425,596
5,580,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3.90	7/1/43	5,735,738
555,000	MN Hsg. Fin. Agy. Rev. (GNMA-FNMA Collateralized)	5.00	1/1/31	596,742
500,000	MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC)	3.10	7/1/26	521,520
1,810,000	MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC) [8]	4.00	1/1/41	1,947,506
100,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	4.90	7/1/29	106,477
1,265,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.05	7/1/34	1,332,627
65,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. [8]	5.10	7/1/20	65,163
45,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.20	1/1/23	46,930
705,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	5.15	7/1/28	716,273
730,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	5.25	7/1/33	740,242
150,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	5.50	7/1/28	152,356
180,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	5.65	7/1/33	186,874

				81,699,305

Transportation - 2.5%
300,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	4.50	1/1/32	302,739
750,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/24	757,792
1,000,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/30	1,260,700
1,000,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/30	1,197,840
2,000,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/31	2,513,020
1,000,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/31	1,193,380
500,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/31	581,470
2,000,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/32	2,504,680
775,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/32	922,002
1,100,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/33	1,304,589
600,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/34	709,386
440,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/35	518,927
400,000	MN Valley Transit Auth. Proj. Rev.	4.50	6/1/26	431,680

				14,198,205

Utility - 4.1%
2,000,000	Guam Govt. Waterworks Auth. Rev. [11]	5.00	1/1/46	2,304,900
1,000,000	MN Hsg. Fin. Agy. Rev. (Ace Rental Hsg.)	0.85	2/1/18	996,950
500,000	MN Municipal Power Agy. Electric Rev.	4.00	10/1/31	550,660
1,250,000	MN Municipal Power Agy. Electric Rev.	4.00	10/1/32	1,370,025
1,155,000	MN Municipal Power Agy. Electric Rev.	4.00	10/1/33	1,254,619
1,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/25	1,128,930
500,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/29	605,175
1,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	1,130,590
500,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	602,215
320,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	385,418
250,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/33	297,875
700,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/27	727,188
1,000,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/35	1,133,800
500,000	North Branch Electric System Rev.	5.75	8/1/28	501,490
520,000	Northern Municipal Power Agy. Electric Rev.	5.00	1/1/30	638,830
695,000	Northern Municipal Power Agy. Electric Rev.	5.00	1/1/31	804,998
1,000,000	Southern Minnesota Municipal Power Agency	5.00	1/1/41	1,197,120
1,250,000	St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	5.45	8/1/28	1,331,725
590,000	Virgin Islands Water & Power Auth. Water System Rev. Ref. [11]	5.50	7/1/17	590,761
2,000,000	Western MN Municipal Power Agy. Rev.	3.00	1/1/28	2,095,340
1,000,000	Western MN Municipal Power Agy. Rev.	5.00	1/1/31	1,200,820

See accompanying notes to financial statements.

40	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)/ Quantity	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

600,000	Western MN Municipal Power Agy. Rev.	5.00	1/1/35	727,068
1,750,000	Western MN Municipal Power Agy. Rev.	5.00	1/1/36	2,070,338

				23,646,835

Total Municipal Bonds (cost: $526,555,712)				549,292,373

Investment Companies - 1.3%
334,436	Delaware Investments Minnesota Municipal Income Fund II (VMM)			4,999,818
144,128	Nuveen Minnesota Municipal Income Fund (NMS)			2,549,632

Total Investment Companies (cost: $7,044,064)				7,549,450

Total Investments in Securities - 97.1% (cost: $533,599,776)				556,841,823
Other Assets and Liabilities, net - 2.9%				16,529,776

Total Net Assets - 100.0%				$573,371,599

[1]	Variable rate security. Rate disclosed is as of September 30, 2016.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of September 30, 2016 was $2,666,250 and represented 0.5% of net assets.

[5]	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of September 30, 2016 was $2,666,250 and represented 0.5% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[8]	Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2016, 4.3% of net assets in the Fund was invested in such securities.

[9]	Municipal Lease Security. The total value of such securities as of September 30, 2016 was $47,820,674 and represented 8.3% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]	The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of September 30, 2016 was $19,633,871 and represented 3.4% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2016 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Municipal Bonds	—	549,292,373	—	549,292,373
Investment Companies	7,549,450	—	—	7,549,450

Total:	7,549,450	549,292,373	—	556,841,823

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to financial statements.

SEPTEMBER 30, 2016	41

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2016

	Sit U.S. Government Securities Fund	Sit Quality Income Fund	Sit Tax-Free Income Fund	Sit Minnesota Tax-Free Income Fund
ASSETS
Investments in securities, at identified cost	$664,371,942	$65,336,374	$167,208,884	$533,599,776

Investments in securities, at fair value - see accompanying schedule for detail	$681,561,794	$65,569,593	$161,790,993	$556,841,823
Cash in bank on demand deposit	2,130,174	—	3,461	30,666,166
Restricted cash	14,000,000	700,000	—	—
Accrued interest and dividends receivable	3,250,757	316,425	1,872,715	6,389,348
Receivable for investment securities sold	46,385	—	—	—
Other receivables	524	—	24,000	9,000
Receivable for Fund shares sold	2,566,152	406	73,103	763,038

Total assets	703,555,786	66,586,424	163,764,272	594,669,375

LIABILITIES
Disbursements in excess of cash balances	—	1,389	—	—
Payable for investment securities purchased	1,512,986	973,490	1,730,138	20,366,500
Payable for Fund shares redeemed	996,061	73	62,097	362,392
Cash portion of dividends payable to shareholders	26,089	1,977	71,580	195,138
Variation margin on futures contracts	—	8,516	—	—
Accrued investment management fees	451,959	50,297	106,442	373,746
Outstanding options written, at fair value (premiums received $5,889,888)	5,978,164	—	—	—

Total liabilities	8,965,259	1,035,742	1,970,257	21,297,776

Net assets applicable to outstanding capital stock	$694,590,527	$65,550,682	$161,794,015	$573,371,599

Net assets consist of:
Capital (par value and paid-in surplus)	$695,905,611	$66,935,109	$189,202,228	$557,244,270
Undistributed (distributions in excess of) net investment income	702	486	(4,991)	(12,738)
Accumulated net realized gain (loss) from security transactions, written options and futures	(18,417,362)	(1,609,616)	(21,985,331)	(7,101,980)
Unrealized appreciation (depreciation) on investments, written options and futures	17,101,576	224,703	(5,417,891)	23,242,047

	$694,590,527	$65,550,682	$161,794,015	$573,371,599

Outstanding shares	62,704,512	6,647,518	16,309,374	53,449,119

Net asset value per share of outstanding capital stock	$11.08	$9.86	$9.92	$10.73

See accompanying notes to financial statements.

42	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (Unaudited)

Six Months Ended September 30, 2016

	Sit U.S.			Sit Minnesota
	Government	Sit Quality	Sit Tax-Free	Tax-Free
	Securities	Income	Income	Income
	Fund	Fund	Fund	Fund
Investment income:
Income:
Dividends	—	—	$249,004	$156,003
Interest	$8,222,194	$569,911	3,014,659	10,025,780

Total income	8,222,194	569,911	3,263,663	10,181,783

Expenses (note 4):
Investment management fee	2,721,887	282,213	641,370	2,187,315

Total expenses	2,721,887	282,213	641,370	2,187,315

Net investment income	5,500,307	287,698	2,622,293	7,994,468

Realized and unrealized gain (loss):
Net realized gain (loss) on investments	347,597	58,980	584,169	10,493
Net realized gain (loss) on written options	(1,438,276)	—	—	—
Net realized gain (loss) on futures	—	(86,682)	—	—

Net change in unrealized appreciation (depreciation) on investments	375,786	197,085	1,347,812	4,495,191
Net change in unrealized appreciation (depreciation) on written options	1,261,329	—	—	—
Net change in unrealized appreciation (depreciation) on futures	—	43,908	—	—

Net gain (loss)	546,436	213,291	1,931,981	4,505,684

Net increase (decrease) in net assets resulting from operations	$6,046,743	$500,989	$4,554,274	$12,500,152

See accompanying notes to financial statements.

SEPTEMBER 30, 2016	43

STATEMENTS OF CHANGES IN NET ASSETS

	Sit U.S. Government
	Securities Fund
	Six Months	Year
	Ended	Ended
	September 30, 2016	March 31,
	(Unaudited)	2016
Operations:
Net investment income	$5,500,307	$10,922,813
Net realized gain (loss) on investments, written options and futures	(1,090,679)	(6,899,422)
Net change in unrealized appreciation (depreciation) of investments, written options and futures	1,637,115	5,850,345

Net increase (decrease) in net assets resulting from operations	6,046,743	9,873,736

Distributions from:
Net investment income	(5,500,307)	(10,922,716)

Total distributions	(5,500,307)	(10,922,716)

Capital share transactions:
Proceeds from shares sold	128,789,037	293,668,159
Reinvested distributions	5,288,188	10,413,329
Payments for shares redeemed	(103,709,502)	(226,566,424)

Increase (decrease) in net assets from capital transactions	30,367,723	77,515,064

Total increase (decrease) in net assets	30,914,159	76,466,084

Net assets:
Beginning of period	663,676,368	587,210,284

End of period *	$694,590,527	$663,676,368

Capital transactions in shares:
Sold	11,618,295	26,575,075
Reinvested distributions	477,439	943,031
Redeemed	(9,356,833)	(20,507,129)

Net increase (decrease)	2,738,901	7,010,977

* Includes undistributed (distributions in excess of) net investment income	$702	$702

See accompanying notes to financial statements.

44	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Sit Quality Income Fund		Sit Tax-Free Income Fund		Sit Minnesota Tax-Free Income Fund

Six Months	Year	Six Months	Year	Six Months	Year
Ended	Ended	Ended	Ended	Ended	Ended
September 30, 2016	March 31,	September 30, 2016	March 31,	September 30, 2016	March 31,
(Unaudited)	2016	(Unaudited)	2016	(Unaudited)	2016

$287,698	$798,771	$2,622,293	$5,573,066	$7,994,468	$14,985,361
(27,702)	(855,777)	584,169	(961,157)	10,493	(154,714)

240,993	(27,385)	1,347,812	2,664,372	4,495,191	3,733,575

500,989	(84,391)	4,554,274	7,276,281	12,500,152	18,564,222

(287,536)	(798,771)	(2,622,293)	(5,568,398)	(7,994,468)	(14,967,354)

(287,536)	(798,771)	(2,622,293)	(5,568,398)	(7,994,468)	(14,967,354)

29,527,593	79,196,051	11,151,666	25,202,505	87,544,792	146,439,663
269,528	739,247	2,180,753	4,635,837	6,792,349	12,530,119
(31,339,432)	(136,590,268)	(10,360,371)	(39,806,557)	(33,680,182)	(91,240,718)

(1,542,311)	(56,654,970)	2,972,048	(9,968,215)	60,656,959	67,729,064

(1,328,858)	(57,538,132)	4,904,029	(8,260,332)	65,162,643	71,325,932

66,879,540	124,417,672	156,889,986	165,150,318	508,208,956	436,883,024

$65,550,682	$66,879,540	$161,794,015	$156,889,986	$573,371,599	$508,208,956

2,999,120	8,003,261	1,119,392	2,617,597	8,154,045	13,931,659
27,364	74,844	219,335	482,272	631,643	1,192,155
(3,184,731)	(13,789,907)	(1,043,897)	(4,138,627)	(3,133,654)	(8,674,963)

(158,247)	(5,711,802)	294,830	(1,038,758)	5,652,034	6,448,851

$486	$324	($4,991)	($4,991)	($12,738)	($12,738)

SEPTEMBER 30, 2016	45

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit U.S. Government Securities Fund
	Six Months Ended September 30, 2016	Year Ended March 31,
	(Unaudited)	2016	2015	2014	2013	2012

Net Asset Value:
Beginning of period	$11.07	$11.09	$11.04	$11.30	$11.31	$11.29

Operations:
Net investment income [1]	0.09	0.20	0.21	0.12	0.16	0.31
Net realized and unrealized gains (losses) on investments, written options and futures	0.01	(0.02)	0.05	(0.26)	—	0.02

Total from operations	0.10	0.18	0.26	(0.14)	0.16	0.33

Distributions from:
Net investment income	(0.09)	(0.20)	(0.21)	(0.12)	(0.16)	(0.31)
Return of capital	—	—	—	—	(0.01)	—

Total Distributions	(0.09)	(0.20)	(0.21)	(0.12)	(0.17)	(0.31)

Net Asset Value:
End of period	$11.08	$11.07	$11.09	$11.04	$11.30	$11.31

Total investment return [2]	0.91%	1.63%	2.37%	(1.21% )	1.39%	2.98%

Net assets at end of period (000’s omitted)	$694,591	$663,676	$587,210	$711,770	$1,520,059	$1,504,154

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	1.62%	1.81%	1.89%	1.06%	1.43%	2.73%

Portfolio turnover rate (excluding short-term securities)	14.96%[4]	28.65%	13.71%	4.13%	58.67%	33.82%

[1]	The net investment income per share is based on average shares outstanding for the period.

[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[3]	Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

46	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Quality Income Fund
	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	Three Months Ended March 31, 2013 *

Net Asset Value:
Beginning of period	$9.83	$9.94	$9.97	$10.01	$10.00

Operations:
Net investment income [1]	0.05	0.10	0.06	0.09	0.03
Net realized and unrealized gains (losses) on investments, written options and futures	0.03	(0.11)	(0.03)	(0.04)	0.01

Total from operations	0.08	(0.01)	0.03	0.05	0.04

Distributions from:
Net investment income	(0.05)	(0.10)	(0.06)	(0.09)	(0.03)

Net Asset Value:
End of period	$9.86	$9.83	$9.94	$9.97	$10.01

Total investment return [2]	0.77%	(0.10% )	0.36%	0.47%	0.38%

Net assets at end of period (000’s omitted)	$65,551	$66,880	$124,418	$107,346	$5,122

Ratios: [3]
Expenses	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	0.92%	1.02%	0.63%	0.80%	1.25%

Portfolio turnover rate (excluding short-term securities)	48.37%[4]	90.38%	241.64%	81.19%	37.44%[4]

*	The Fund commenced investment operations on December 31, 2012.

[1]	The net investment income per share is based on average shares outstanding for the period.

[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[3]	Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

SEPTEMBER 30, 2016	47

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Tax-Free Income Fund

	Six Months Ended September 30, 2016	Years Ended March 31,
	(Unaudited)	2016	2015	2014	2013	2012

Net Asset Value:
Beginning of period	$9.80	$9.68	$9.16	$9.57	$9.23	$8.52

Operations:
Net investment income [1]	0.16	0.33	0.37	0.38	0.38	0.41
Net realized and unrealized gains (losses) on investments	0.12	0.12	0.52	(0.41)	0.34	0.71

Total from operations	0.28	0.45	0.89	(0.03)	0.72	1.12

Distributions from:
Net investment income	(0.16)	(0.33)	(0.37)	(0.38)	(0.38)	(0.41)

Net Asset Value:
End of period	$9.92	$9.80	$9.68	$9.16	$9.57	$9.23

Total investment return [2]	2.90%	4.78%	9.81%	(0.19% )	7.92%	13.41%

Net assets at end of period (000’s omitted)	$161,794	$156,890	$165,150	$155,304	$175,480	$154,659

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.27%	3.45%	3.86%	4.17%	4.03%	4.62%

Portfolio turnover rate (excluding short-term securities)	10.39%[4]	23.11%	31.14%	28.32%	36.75%	37.18%

[1]	The net investment income per share is based on average shares outstanding for the period.

[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[3]	Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

48	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Minnesota Tax-Free Income Fund

	Six Months Ended September 30, 2016	Years Ended March 31,
	(Unaudited)	2016	2015	2014	2013	2012

Net Asset Value:
Beginning of period	$10.63	$10.57	$10.26	$10.62	$10.42	$9.67

Operations:
Net investment income [1]	0.16	0.34	0.36	0.40	0.38	0.44
Net realized and unrealized gains (losses) on investments	0.10	0.06	0.31	(0.36)	0.20	0.75

Total from operations	0.26	0.40	0.67	0.04	0.58	1.19

Distributions from:
Net investment income	(0.16)	(0.34)	(0.36)	(0.40)	(0.38)	(0.44)

Net Asset Value:
End of period	$10.73	$10.63	$10.57	$10.26	$10.62	$10.42

Total investment return [2]	2.43%	3.89%	6.62%	0.47%	5.61%	12.48%

Net assets at end of period (000’s omitted)	$573,372	$508,209	$436,883	$358,678	$416,145	$343,800

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	2.92%	3.25%	3.43%	3.91%	3.58%	4.32%

Portfolio turnover rate (excluding short-term securities)	2.95%[4]	10.45%	9.68%	20.53%	17.13%	15.06%

[1]	The net investment income per share is based on average shares outstanding for the period.

[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[3]	Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

SEPTEMBER 30, 2016	49

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2016

(1)	Organization

The Sit Mutual Funds (the Funds) are no-load funds, and are registered under the Investment Company Act of 1940 (as amended) as diversified (except Minnesota Tax-Free Income Fund which is non-diversified), open-end management investment companies, or series thereof. The Sit Quality Income Fund, Sit Tax-Free Income Fund and Minnesota Tax-Free Income Fund are series funds of Sit Mutual Funds II, Inc. Each fund has 10 billion authorized shares of capital stock. Shares in the U.S. Government Securities Fund have a par value of $0.01, and shares in other funds have a par value of $0.001. This report covers the bond funds of the Sit Mutual Funds.

The investment objective for each of these Funds is as follows:

Fund	Investment Objective

U.S. Government Securities	High level of current income and safety of principal.
Quality Income Fund	High level of current income and safety of principal.
Tax-Free Income	High level of current income that is exempt from federal income tax, consistent with the preservation of capital.
Minnesota Tax-Free Income	High level of current income that is exempt from federal regular income tax and Minnesota regular personal income tax, consistent with the preservation of capital.

(2)	Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

Security transactions are accounted for on the date the securities are purchased or sold. Gains and losses are calculated on the identified-cost basis. Interest, including level-yield amortization of long-term bond premium and discount, is recorded on the accrual basis. Dividends received from closed-end fund holdings are included in Dividend Income and distributions from capital gains, if any, are included in Net Realized Gain (Loss).

Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-issued basis can take place two weeks or more after the transaction date. During this period, such securities are subject to market fluctuations and may increase or decrease in value prior to delivery.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

50	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Derivative Instruments

The Funds apply derivative instrument disclosure standards in order to enable investors to understand how and why the Funds use derivatives, how derivatives are accounted for, and how derivative instruments affect the Funds’ financial statements.

To hedge interest rate risk, the U.S. Government Securities Fund wrote call option contracts traded on a U.S. exchange. To hedge interest rate risk, the Quality Income Fund entered into futures contracts traded on a U.S. exchange. Risks of entering into futures contracts and writing options include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Upon entering into a futures contract, the Quality Income Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expired. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the six months ended September 30, 2016, the average volume of derivative activity, calculated on a quarterly basis, was as follows:

	Average Cost	Average Premium Received	Average Notional Amount

U.S. Government Securities Fund
Written call options	—	$5,147,640	$642,608,182

Quality Income Fund
Treasury futures	—	—	$28,574,219

The number of open option contracts and open futures contracts outstanding as of September 30, 2016 also serve as indicators of the volume of activity for the Funds throughout the period.

SEPTEMBER 30, 2016	51

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2016 (Continued)

Statement of Assets and Liabilities - Values of derivatives as of September 30, 2016

	Asset Derivatives Value	Liability Derivatives Value

Interest rate risk:
U.S. Government Securities Fund
Written Call Options	—	$5,978,164 [1]

Quality Income Fund
Treasury futures	—	$8,516 [2]

[1]Statement of Assets and Liabilities location: Outstanding options written, at fair value.

[2]Statement of Assets and Liabilities location: Variation margin receivable/payable. Includes cumulative appreciation(depreciation) of futures as  reported in the Schedule of Investments.

The effect of derivative instruments on the statement of operations for the six months ended September 30, 2016:

	Amount of Realized Gain (Loss) on Derivatives [4]	Change in Unrealized Appreciation (Depreciation) on Derivatives [5]

Interest rate risk:
U.S. Government Securities Fund
Written call options	($1,438,276)	$1,261,329

Quality Income Fund
Treasury Futures	($86,682)	$43,908

[4]Statement of Operations location: Net realized gain (loss) on investments, net realized gain (loss) on written options and net realized gain  (loss) on futures, respectively.

[5]Statement of Operations location: Net change in unrealized appreciation (depreciation) on investments, net change in unrealized appreciation  (depreciation) on written options and net change in unrealized appreciation (depreciation) on futures, respectively.

Transactions in written options for the six months ended September 30, 2016 were as follows:

	Number of Contracts	Premium

U.S. Government Securities Fund
Outstanding, March 31, 2016	3,200	$3,310,942
Call options written	10,541	18,640,681
Call options closed	(10,891)	(16,061,735)

Outstanding, September 30, 2016	2,850	$5,889,888

52	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The fair value of the Funds’ bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Funds’ investments as of September 30, 2016 is included with the Funds’ schedules of investments.

Federal Taxes

The Funds’ policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. The Funds have recorded in their financial statements the full benefit of their tax positions taken in connection with the Registered Investment Company (RIC) qualification and distribution requirements of the Internal Revenue Code. Therefore, no income tax provision is required. Also, in order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis.

Management has analyzed the Funds’ tax positions taken in federal tax returns for all open tax years and has concluded that as of September 30, 2016, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise returns for the 2013, 2014, and 2015 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue.

SEPTEMBER 30, 2016	53

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2016 (Continued)

At September 30, 2016, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis

U.S. Government Securities	$19,165,240	($1,975,388)	$17,189,852	$664,371,942
Quality Income	349,977	(116,758)	233,219	65,336,374
Tax-Free Income	12,071,049	(17,488,940)	(5,417,891)	167,208,884
Minnesota Tax-Free Income	25,457,821	(2,215,774)	23,242,047	533,599,776

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes. The tax character of distributions paid during the fiscal years ended March 31, 2016 and 2015 were as follows:

Year Ended March 31, 2016:

	Ordinary Income	Tax-Exempt Income	Long Term Capital Gain	Total

U.S. Government Securities	$10,944,000	—	—	$10,944,000
Quality Income	799,171	—	—	799,171
Tax-Free Income*	44,863	$5,535,455	—	5,580,318
Minnesota Tax-Free Income*	29,957	14,937,262	—	14,967,219
* 99.2% and 99.8% of dividends were derived from interest on tax-exempt securities, on the Tax-Free Income and Minnesota Tax-Free Income Funds, respectively.

Year Ended March 31, 2015:

	Ordinary Income	Tax-Exempt Income	Long Term Capital Gain	Total

U.S. Government Securities	$11,708,730	—	—	$11,708,730
Quality Income	849,014	—	—	849,014
Tax-Free Income*	59,463	$6,095,161	—	6,154,624
Minnesota Tax-Free Income*	56,423	13,651,571	—	13,707,994
* 99.0% and 99.6% of dividends were derived from interest on tax-exempt securities, on the Tax-Free Income and Minnesota Tax-Free Income Funds, respectively.

As of March 31, 2016 the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Accumulated Gain (Loss)	Unrealized Appreciation (Depreciation)

U.S. Government Securities	$38,136	—	($18,282,471)	$16,814,066
Quality Income	2,417	—	(1,626,366)	35,387
Tax-Free Income	—	$70,473	(22,595,836)	(6,739,367)
Minnesota Tax-Free Income	—	195,838	(7,177,538)	18,811,921

Net capital loss carryovers and late year losses, if any, as of March 31, 2016, are available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (“Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses, and will not be considered exclusively short-term as under previous law.

54	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

The Funds’ first fiscal year end subject to the Modernization Act was March 31, 2012. The net capital loss carryovers and the expiration dates for capital losses carryover from pre-enactment taxable years and the late year losses deferred as of March 31, 2016, were as follows:

	Pre-Enactment Net Capital Loss Carryover Expiring in:		Post-Enactment Unlimited Period of Net Capital Loss Carryover		Late Year Losses Deferred	Accumulated Capital and Other Losses

	2017	2018-2019	Short-Term	Long-Term

U.S. Government Securities	—	—	$9,163,334	$9,119,137	—	$18,282,471
Quality Income	—	—	670,834	955,532	—	1,626,366
Tax-Free Income	$7,759,043	$8,723,671	179,394	5,933,728	—	22,595,836
Minnesota Tax-Free Income	1,488,606	3,535,663	896,040	1,257,229	—	7,177,538

For the year ended March 31, 2016, the Funds’ utilized capital losses and expired capital losses as follows:

	Utilized	Expired

Tax-Free Income	$—	$2,627,197

Distributions

Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Funds’ capital stock. Distributions from net investment income are declared daily and paid monthly for the Funds. Distributions from net realized gains, if any, will be made annually for each of the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results for the respective periods. Actual results could differ from those estimates.

Guarantees and Indemnifications

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

SEPTEMBER 30, 2016	55

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2016 (Continued)

(3)	Investment Security Transactions

The cost of purchases and proceeds from sales and maturities of investment securities, other than short-term securities, for the six months ended September 30, 2016, were as follows:

	Purchases		Proceeds

	U.S. Government	Other	U.S. Government	Other

U.S. Government Securities	$140,462,920	—	$98,769,400	—
Quality Income	14,230,591	$13,655,421	22,467,664	$12,595,157
Tax-Free Income	—	15,560,153	—	18,492,450
Minnesota Tax-Free Income	—	87,096,406	—	15,194,190

(4)	Affiliated Fees and Transactions

Investment Adviser

The Funds each have entered into an investment management agreement with Sit Investment Associates Inc. (SIA), under which SIA manages the Funds’ assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. SIA also is obligated to pay all of the Funds’ expenses (excluding extraordinary expenses, stock transfer taxes, interest, brokerage commissions, and other transaction charges relating to investing activities). The fee for investment management and advisory services is based on the average daily net assets of the Funds at the annual rate of:

Average Daily Net Assets
U.S. Government Securities	0.80%
Quality Income	0.90%
Tax-Free Income	0.80%
Minnesota Tax-Free Income	0.80%

Transactions with affiliates

The investment adviser, affiliates of the investment adviser, directors and officers of the Funds as a whole owned the following shares as of September 30, 2016:

	Shares	% Shares Outstanding

U.S. Government Securities	1,037,576	1.7
Quality Income	5,057,939	76.1
Tax-Free Income	2,681,295	16.4
Minnesota Tax-Free Income	1,944,670	3.6

(5)	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events that would require disclosure in or adjustments to the financial statements.

56	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2016 to September 30, 2016.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs (redemption fees) were included, your costs would have been higher.

	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period (4/1/16- 9/30/16)*

U.S. Government Securities Fund

Actual	$1,000	$1,009.10	$4.03
Hypothetical	$1,000	$1,021.06	$4.05

Quality Income Fund

Actual	$1,000	$1,007.70	$4.53
Hypothetical	$1,000	$1,020.56	$4.56

Tax-Free Income Fund

Actual	$1,000	$1,029.00	$4.07
Hypothetical	$1,000	$1,021.06	$4.05

Minnesota Tax-Free Income Fund

Actual	$1,000	$1,024.30	$4.06
Hypothetical	$1,000	$1,021.06	$4.05

*Expenses are equal to the Funds’ annualized expense ratio of 0.80% for the U.S. Government Securities, Tax-Free Income and Minnesota Tax-Free Funds; and 0.90% for the Quality Income Fund, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

SEPTEMBER 30, 2016	57

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING

Each Fund follows certain policies and procedures for voting proxies for securities held in each portfolio. A description of the Funds’ proxy voting policies and procedures is available without charge upon request by calling the Funds at 1-800-332-5580.

Information regarding how each Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 is available without charge upon request by calling the Funds at 1-800-332-5580, and is available on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Funds’ file their complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Qs are available without charge upon request by calling the Funds at 1-800-332-5580 and are available on the SEC’s website at www.sec.gov. In addition, the Funds’ Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

58	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

[This page intentionally left blank.]

59

[This page intentionally left blank.]

60

Semi-Annual Report
September 30, 2016
INVESTMENT ADVISER
Sit Investment Associates, Inc.
80 S. Eighth Street
Suite 3300
Minneapolis, MN 55402
CUSTODIAN
The Bank Of New York Mellon
One Wall Street
New York, NY 10286
TRANSFER AGENT AND
DISBURSING AGENT
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP
Minneapolis, MN
GENERAL COUNSEL
Dorsey & Whitney LLP
Minneapolis, MN
Sit Mutual Funds
1-800-332-5580 www.sitfunds.com
Sit Bond 9-2016

Item 2:  Code of Ethics. Not applicable to Semi-Annual Report.

Item 3:  Audit Committee Financial Expert. Not applicable to Semi-Annual Report.

Item 4:  Principal Accountant Fees and Services. Not applicable to Semi-Annual Report.

Item 5:  Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6:  Schedule of Investments.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8:  Portfolio Managers of Closed-End Management Companies.

Not applicable to open-end investment companies.

Item 9:  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11:  Controls and Procedures -

(a)  Based on their evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant’s Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant’s management, as appropriate, to allow timely decisions regarding required disclosure.

b)   There were no changes in the Registrant’s internal control over financial reporting as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:  Exhibits:

(a)  The following exhibits are attached to this Form N-CSR:

(2)  A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b)  Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT MUTUAL FUNDS II, INC.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer

Date November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer

Date November 25, 2016

By (Signature and Title)	/s/ Roger J. Sit
Roger J. Sit
Chairman

Date November 25, 2016